UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
-------------------------------------------------------------
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
------------------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
--------------
Date of fiscal year end: 12/31

Date of reporting period: 6/30/13

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared one semiannual report to shareholders for the period ended June 30, 2013. The report applies to the 5 Lifestyle Portfolios.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

Semiannual Report
6.30.13

Management’s discussion of
Fund performance

By the Portfolio Management Team at John Hancock Asset Management

John Hancock
Lifestyle Portfolios

Market review

The U.S. economy continued along a slow-growth trajectory during the first half of 2013, buoyed by a recovering housing market and slowly improving employment data. Domestic equities posted solid gains for the period. Yet, even as equity prices were rising, many investors were expecting a dramatic pullback during the year’s second quarter. Indeed, for the past few years, second-quarter corrections in the equity market seem to have become a relatively common event. And, as mid-June arrived this year—as if on cue—equity returns again gave up a portion of their earlier gains in the final two weeks.

Unlike last year’s second quarter, however, this year’s second-quarter pullback in equities was not driven by the risks that had previously challenged the markets. In fact, these headwinds — among them, the eurozone debt crisis, a fiscal policy stalemate in the U.S., and an economic hard landing in China — were not of particular concern from a fundamental perspective. Instead, the equity markets’ pullback in June was mainly driven by a statement from Federal Reserve Board (Fed) Chairman Ben Bernanke. He suggested the central bank might begin a gradual tapering of its purchases of bond assets toward the end of this year if economic growth continued to improve. This foreshadowing of an eventual end to the Fed’s quantitative easing (QE) program was at the heart of a lot of the volatility that occurred late in the quarter, with many of the markets’ asset classes — particularly equities, but also interest-rate-sensitive assets such as U.S. Treasuries — suffering losses.

For the
Market index	six months ended
total returns	June 30, 2013

U.S. Stocks

S&P 500 Index	13.82%
Russell Midcap Index	15.45%
Russell 2000 Index	15.86%
FTSE NAREIT All Equity REIT Index	5.80%

International Stocks

MSCI EAFE Index	4.47%
MSCI Emerging Markets Index	–9.40%
MSCI EAFE Small Cap Index	5.93%

Fixed Income

Barclays U.S. Aggregate Bond Index	–2.45%
Bank of America Merrill Lynch US High
Yield Master II Index	1.46%
JPM Global Government Bonds
Unhedged Index	–5.80%

For the first half of 2013 as a whole, however, the U.S. equity markets delivered solid results. Large-capitalization stocks, as represented by the S&P 500 Index, advanced 13.82%, with the more-economically sensitive mid-cap and small-cap stocks moving slightly higher. Meanwhile, returns from foreign equities were far less robust, trailing their U.S. counterparts as Europe continued its attempts to pull out of recession and emerging-market economies saw continued moderation in their growth trends. The MSCI EAFE Index rose only 4.47% through the first six months of the year, while the MSCI Emerging Markets Index ended in negative territory, posting a -9.40% return.

U.S. equities significantly outperformed U.S. bonds in the year-to-date period. The Barclays U.S. Aggregate Bond Index, a proxy for intermediate-term government debt, returned -2.45% as core bonds began to experience heightened selling pressure amid rising interest rates. By comparison, credit-oriented sectors of the bond market fared slightly better, led by bank loans and high-yield bonds.

2	Lifestyle Portfolios | Semiannual report

Outlook

Despite the second-quarter slowdown in the equity markets, we believe there is surprising resilience in the global economy, with the still-unfolding recovery of the U.S. economy likely to play a lead role in restoring global growth momentum. The U.S. housing market is improving, job creation is gaining traction, and equity markets appear poised to rebound. Given this backdrop, we would anticipate further growth in the U.S. economy during the back half of 2013 and in 2014, as the housing market gains more solid footing, investment accelerates, and consumer spending solidifies. Consumers should be aided by relatively low energy costs, stronger household balance sheets, and still relatively low interest rates.

We believe the main risk to the U.S. expansion is now the tide of enthusiasm for deficit reduction — a long-run necessity but a short-term hurdle. The Fed continues to provide as much support as it can, but its impact is probably diminishing. Chairman Bernanke has highlighted the gradual progress of the recovery and the need for continuing QE for as long as unemployment remains above a presumed threshold and inflation pressure shows no obvious signs of emerging. But his remarks in mid-June, although guarded and without commitments, suggest that the Fed might begin tapering off QE later this year. How the capital markets react to a gradual withdrawal of stimulus will be closely watched.

Meanwhile, the eurozone has been in recession for six quarters, and the continent is still suffering through the trauma of bringing government spending back in line with revenues. For now, the European Central Bank has successfully calmed financial markets with its promise to do “whatever it takes,” but structural reforms are still needed if Europe is to prevent a recurrence of the same problems. Our forecast calls for still-weak but positive growth in the eurozone in 2014. Elsewhere, a new actively engaged government in Japan implies a brighter outlook, as Prime Minister Shinzo Abe is implementing aggressive growth initiatives aimed at ending the deflationary spiral that has plagued Japan’s economy for over 20 years.

In what remains of 2013 and on into 2014, we believe special care should be taken to build a portfolio that can reasonably withstand unexpected shocks that may occur in the economic or geopolitical landscape, consistent with the level of risk investors are comfortable taking on. We wish to stress the importance of maintaining a well-diversified, global portfolio that includes not only traditional equity and fixed-income securities, but also exposure to more nontraditional strategies, such as absolute return funds.

Semiannual report | Lifestyle Portfolios	3

Lifestyle Aggressive Portfolio

For the six-month period ended June 30, 2013, the portfolio’s Class A shares returned 7.80%, excluding sales charges. In comparison, the portfolio’s benchmark, the S&P 500 Index, returned 13.82% for the same period, and the Morningstar, Inc. large blend fund category returned an average 13.26%.†

The portfolio underperformed its benchmark index over the period. Its relative underperformance was primarily driven by our asset allocation positioning and, to a lesser degree, by the performance of our underlying fund managers. Overseas markets substantially underperformed the broad U.S. stock market, and the portfolio’s exposure to emerging-market and international large-cap stocks was the most significant drag on relative performance. An allocation to global natural resources also detracted, as these stocks underperformed the broader market due to soft commodity prices, slack demand and oversupply.

Although many of the funds in the portfolio posted solid returns over the six months, the performance of our underlying fund managers in aggregate also detracted from relative results. In the large-cap space, several underlying funds underperformed, including Capital Appreciation Fund (Jennison). Among international funds in the portfolio, China Emerging Leaders Fund (Atlantis) and International Value Fund (Templeton) detracted.

We continued to maintain our defensive equity theme, which incorporates a small group of underlying funds whose strategies, when combined, tend to exhibit less volatility than the broader equity market. This defensive theme helped generate competitive risk-adjusted results and mitigate volatility during the period. The portfolio also benefited from its allocation to healthcare. One of the top returns came from the portfolio’s absolute return allocation. In a period when alternative “safe haven” strategies posted very weak positive or even negative returns, the absolute return allocation gained over 5%, led by Currency Strategies Fund (First Quadrant).

The portfolio’s relative performance was also aided by its investments in Alpha Opportunities Fund (Wellington) and Technical Opportunities Fund (Wellington).

Lifestyle Growth Portfolio

For the six-month period ended June 30, 2013, the portfolio’s Class A shares returned 6.80%, excluding sales charges. In comparison, the S&P 500 Index returned 13.82% over the same period, and the Barclays U.S. Aggregate Bond Index returned -2.45%. A blended benchmark comprising 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index returned 10.42%. The Morningstar, Inc. aggressive allocation fund category returned an average 7.20%.†

The portfolio underperformed its blended benchmark index over the period. Its relative underperformance was primarily driven by our asset allocation positioning and, to a lesser extent, by the performance of our underlying fund managers. As overseas markets substantially underperformed the broad U.S. stock market, the portfolio’s exposure to emerging-market and international large-cap stocks was the most significant drag on relative performance. Although many of the funds in the portfolio posted solid returns, the performance of our underlying fund managers in aggregate was slightly negative for the six months. In the large-cap space, several underlying funds underperformed, including Capital Appreciation Fund (Jennison). Among international funds in the portfolio, China Emerging Leaders Fund (Atlantis) and International Value Fund (Templeton) detracted.

We continued to maintain our defensive equity theme, which incorporates a small group of underlying funds whose strategies, when combined, tend to exhibit less volatility than the broader equity market. This defensive theme helped generate competitive risk-adjusted results. The portfolio also benefited from its allocation to healthcare.

One of the top returns came from the portfolio’s absolute return allocation. In a period when alternative “safe haven” strategies posted very weak positive or even negative returns, the absolute return allocation gained over 5%, led by Currency Strategies Fund (First Quadrant). In the fixed-income space, our allocation to high-yield bonds and bank loans made positive contributions to the portfolio’s performance versus its blended benchmark. Strategic Income Opportunities Fund (John Hancock) was a standout within our allocation to multi-sector bonds.

4	Lifestyle Portfolios | Semiannual report

Lifestyle Balanced Portfolio

For the six-month period ended June 30, 2013, the portfolio’s Class A shares returned 4.53%, excluding sales charges. In comparison, the S&P 500 Index returned 13.82% over the same period, and the Barclays U.S. Aggregate Bond Index returned -2.45%. A blended benchmark comprising 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index returned 7.10%. The Morningstar, Inc. moderate allocation fund category returned an average 5.92%.†

The portfolio underperformed its blended benchmark over the six months. Its underperformance during the period was primarily driven by our asset class positioning and, to a lesser extent, by the performance of our underlying fund managers. As overseas markets substantially underperformed the broad U.S. stock market, the portfolio’s exposure to emerging-market and international large-cap stocks was the most significant drag on relative performance. Although many of the funds in the portfolio posted solid returns, the performance of our underlying fund managers in aggregate was slightly negative for the six months. In the large-cap space, several underlying funds underperformed, including Capital Appreciation Fund (Jennison). Among international funds in the portfolio, China Emerging Leaders Fund (Atlantis) and International Value Fund (Templeton) detracted.

We continued to maintain our defensive equity theme, which incorporates a small group of underlying funds whose strategies, when combined, tend to exhibit less volatility than the broader equity market. This defensive theme helped generate competitive risk-adjusted results and mitigate volatility during the period. The portfolio also benefited from its allocation to healthcare.

One of the top returns came from the portfolio’s absolute return allocation. In a period when alternative “safe haven” strategies posted very weak positive or even negative returns, the absolute return allocation gained over 5%, led by Currency Strategies Fund (First Quadrant). In the fixed-income space, our allocation to bank loans and high-yield bonds made positive contributions to the portfolio’s performance versus the blended benchmark. Strategic Income Opportunities Fund (John Hancock) was a standout within our allocation to multi-sector bonds.

Lifestyle Moderate Portfolio

For the six-month period ended June 30, 2013, the portfolio’s Class A shares returned 2.58%, excluding sales charges. In comparison, the S&P 500 Index returned 13.82% over the same period, and the Barclays U.S. Aggregate Bond Index returned -2.45%. A blended benchmark comprising 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index returned 3.84%. The Morningstar, Inc. conservative allocation fund category returned an average 1.50%.†

The portfolio underperformed its blended benchmark over the six months. Its underperformance during the period was primarily driven by our asset class positioning and, to a lesser extent, by the performance of our underlying fund managers. As overseas markets substantially underperformed the broad U.S. stock market, the portfolio’s exposure to emerging-market and international large-cap stocks was the most significant drag on relative performance. An allocation to global natural resources also detracted, as these stocks underperformed the broader market due to soft commodity prices, slack demand and oversupply. Although many of the funds in the portfolio posted solid returns, the performance of our underlying fund managers in aggregate was slightly negative for the six months. Detractors included international funds International Value Fund (Templeton) and International Growth Opportunities Fund (Baillie Gifford).

We continued to maintain our defensive equity theme, which incorporates a small group of underlying funds whose strategies, when combined, tend to exhibit less volatility than the broader equity market. This defensive theme helped generate competitive risk-adjusted results and mitigate volatility during the period.

One of the top returns came from the portfolio’s absolute return allocation. In a period when alternative “safe haven” strategies posted very weak positive or even negative returns, the absolute return allocation gained over 5%, led by Currency Strategies Fund (First Quadrant). In the fixed-income space, our allocation to bank loans and high-yield bonds made positive contributions to the portfolio’s performance versus the blended benchmark. Strategic Income Opportunities Fund (John Hancock) was a standout within our allocation to multi-sector bonds.

Semiannual report | Lifestyle Portfolios	5

Lifestyle Conservative Portfolio

For the six-month period ended June 30, 2013, the portfolio’s Class A shares returned 0.48%, excluding sales charges. In comparison, the S&P 500 Index returned 13.82% over the same period, and the Barclays U.S. Aggregate Bond Index returned -2.45%. A blended benchmark comprising 20% S&P 500 Index and 80% Barclays U.S. Aggregate Bond Index returned 0.66%. The Morningstar, Inc. conservative allocation fund category returned an average 1.50%.†

The portfolio slightly underperformed its blended benchmark over the period. Its relative results were helped by our asset class positioning, while the performance of our underlying fund managers was a slight detractor. The portfolio’s allocation to international equities detracted, particularly in its investments in emerging-market and international large-cap stocks. Although many of the funds in the portfolio posted solid returns, the performance of our underlying fund managers in aggregate was slightly negative. Detractors included overseas holding International Value Fund (Templeton).

The portfolio’s allocations to banks loans and high-yield bonds were the biggest contributing factors to our performance, with our multi-sector bond allocation also providing a lift. Within the equity space, we continued to maintain a defensive theme, which incorporates a small group of underlying equity funds whose strategies, when combined, tend to exhibit less volatility than the broader equity market. This defensive theme helped generate competitive risk-adjusted results and mitigate volatility during the period.

The portfolio also enjoyed positive contributions from Currency Strategies Fund (First Quadrant) within its absolute return allocation, as well as from Strategic Income Opportunities Fund (John Hancock) within its allocation to multi-sector bonds.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The portfolios’ performance depends on the subadvisors’ skill in determining the strategic asset class allocations, the mix of underlying funds and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; and the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. For additional information on these and other risk considerations, please see the portfolios’ prospectuses.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

6	Lifestyle Portfolios | Semiannual report

John Hancock Lifestyle Aggressive Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.

Asset Allocation*

EQUITY	96.9% OF TOTAL

U.S. Large Cap	44.5%

International Large Cap	13.0%

Emerging Markets	9.3%

Large Blend	7.1%

U.S. Mid Cap	6.9%

International Small Cap	4.8%

U.S. Small Cap	4.1%

Natural Resources	1.9%

Global Large Cap	1.8%

Health Sciences	1.8%

Real Estate	1.2%

Small Cap Growth	0.5%

ALTERNATIVE	3.1% OF TOTAL

Currency	2.1%

Global Absolute Return Strategies	1.0%

* As a percentage of net assets on 6-30-13.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-13

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-15-05	10-15-05

Average annual total returns

1 year	10.92%	10.87%	15.02%	16.23%	16.75%	16.43%	16.83%	17.08%	17.37%	17.28%	20.60%	19.14%

5 years	2.22%	2.14%	2.55%	2.88%	2.38%	2.99%	3.31%	3.62%	2.42%	3.78%	7.01%	–0.16%

Since inception	3.66%	3.57%	3.62%	2.89%	3.33%	4.10%	4.40%	4.70%	3.18%	4.84%	6.24%	3.93%

Cumulative returns

6 months	2.42%	2.40%	6.47%	7.55%	7.76%	7.66%	7.82%	7.89%	8.07%	7.99%	13.82%	4.47%

5 years	11.58%	11.16%	13.41%	15.27%	12.46%	15.85%	17.65%	19.46%	12.71%	20.39%	40.33%	–0.77%

Since inception	31.85%	31.05%	31.50%	21.31%	28.71%	36.31%	39.28%	42.41%	27.30%	43.95%	59.52%	34.58%

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did. Index since inception returns are from 10-15-05, the start date of the oldest share class (Class 1).

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers, expense limitations or recoupments) and gross (excluding any fee waivers, expense limitations or recoupments), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-14 for Class R2 and R6 shares. Had the fee waivers, expense limitations and recoupments not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.50	2.28	2.20	1.93	1.54	1.80	1.42	1.19	1.04	1.04
Gross (%)	1.50	2.28	2.20	1.93	17.46	1.80	1.52	1.19	3.49	1.04

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 4-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the portfolio’s Website at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares.

Semiannual report | Lifestyle Portfolios	7

John Hancock Lifestyle Growth Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes

Asset Allocation*

EQUITY	81.7% OF TOTAL

U.S. Large Cap	40.3%

International Large Cap	10.2%

Emerging Markets	7.0%

U.S. Mid Cap	5.7%

Large Blend	5.6%

International Small Cap	3.7%

U.S. Small Cap	2.8%

Global Large Cap	1.8%

Health Sciences	1.5%

Natural Resources	1.5%

Real Estate	1.3%

Small Cap Growth	0.3%

FIXED INCOME	15.2% OF TOTAL

Multi-Sector Bond	4.2%

High Yield Bond	3.7%

Intermediate Bond	2.9%

Bank Loan	2.8%

Global Bond	1.1%

Treasury Inflation-Protected Securities	0.5%

ALTERNATIVE	3.1% OF TOTAL

Currency	2.1%

Global Absolute Return Strategies	1.0%

* As a percentage of net assets on 6-30-13.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-13

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-15-05	10-15-05	10-15-05

Average annual total returns

1 year	9.22%	9.10%	13.12%	14.56%	14.91%	14.65%	15.06%	15.34%	15.51%	15.42%	15.49%	20.60%	–0.69%	16.08%

5 years	3.42%	3.37%	3.75%	4.15%	3.67%	4.23%	4.57%	4.87%	4.15%	4.97%	5.03%	7.01%	5.19%	6.94%

Since inception	4.18%	4.10%	4.14%	3.71%	3.98%	4.63%	4.95%	5.24%	4.35%	5.34%	4.67%	6.24%	5.13%	6.25%

Cumulative returns

6 months	1.47%	1.34%	5.34%	6.55%	6.68%	6.58%	6.81%	6.95%	6.98%	6.98%	6.98%	13.82%	–2.45%	10.42%

5 years	18.31%	18.00%	20.23%	22.53%	19.77%	23.02%	25.06%	26.82%	22.57%	27.42%	27.78%	40.33%	28.78%	39.85%

Since inception	37.07%	36.32%	36.69%	28.06%	35.10%	41.70%	45.03%	48.22%	38.86%	49.36%	37.66%	59.52%	47.05%	59.57%

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did. Index since inception returns are from 10-15-05, the start date of the oldest share class (Class 1).

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1	Class 5
Net (%)	1.45	2.16	2.15	1.81	1.50	1.69	1.29	1.07	0.99	0.99	0.94
Gross (%)	1.45	2.16	2.15	1.81	17.33	1.69	1.39	1.07	3.11	0.99	0.94

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on 4-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the portfolio’s Website at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares.

8	Lifestyle Portfolios | Semiannual report

John Hancock Lifestyle Balanced Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

Asset Allocation*

EQUITY	60.6% OF TOTAL

U.S. Large Cap	30.5%

International Large Cap	7.6%

Emerging Markets	4.7%

U.S. Mid Cap	3.7%

Large Blend	3.5%

International Small Cap	2.6%

U.S. Small Cap	2.1%

Global Large Cap	1.6%

Natural Resources	1.4%

Health Sciences	1.3%

Real Estate	1.3%

Small Cap Growth	0.3%

FIXED INCOME	35.9% OF TOTAL

Intermediate Bond	10.2%

Multi-Sector Bond	9.9%

High Yield Bond	6.0%

Bank Loan	5.9%

Global Bond	2.7%

Treasury Inflation-Protected Securities	1.2%

ALTERNATIVE	3.5% OF TOTAL

Currency	2.3%

Global Absolute Return Strategies	1.2%

* As a percentage of net assets on 6-30-13.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-13

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-15-05	10-15-05	10-15-05

Average annual total returns

1 year	6.11%	5.81%	9.90%	11.29%	11.66%	11.45%	11.89%	12.11%	12.23%	12.15%	12.29%	20.60%	–0.69%	11.69%

5 years	3.94%	3.88%	4.28%	4.59%	4.20%	4.77%	5.11%	5.40%	4.68%	5.49%	5.55%	7.01%	5.19%	6.72%

Since inception	4.45%	4.36%	4.43%	4.07%	4.25%	4.91%	5.23%	5.52%	4.61%	5.60%	5.20%	6.24%	5.13%	6.14%

Cumulative returns

6 months	–0.72%	–0.91%	3.16%	4.29%	4.52%	4.35%	4.55%	4.73%	4.79%	4.71%	4.81%	13.82%	–2.45%	7.10%

5 years	21.34%	20.96%	23.31%	25.13%	22.83%	26.21%	28.31%	30.08%	25.70%	30.65%	30.98%	40.33%	28.78%	38.41%

Since inception	39.89%	38.88%	39.62%	31.11%	37.80%	44.67%	48.06%	51.28%	41.58%	52.22%	42.62%	59.52%	47.05%	58.28%

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did. Index since inception returns are from 10-15-05, the start date of the oldest share class (Class 1).

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1	Class 5
Net (%)	1.41	2.14	2.11	1.77	1.46	1.63	1.22	1.02	0.96	0.96	0.91
Gross (%)	1.41	2.14	2.11	1.77	17.43	1.63	1.32	1.02	2.00	0.96	0.91

* The portfolio’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 4-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the portfolio’s Website at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares.

Semiannual report | Lifestyle Portfolios	9

John Hancock Lifestyle Moderate Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

Asset Allocation*

EQUITY	40.1% OF TOTAL

U.S. Large Cap	22.7%

International Large Cap	4.2%

Large Blend	2.5%

Emerging Markets	2.4%

U.S. Mid Cap	2.4%

Global Large Cap	1.3%

Real Estate	1.2%

International Small Cap	1.1%

U.S. Small Cap	1.1%

Natural Resources	1.0%

Small Cap Growth	0.2%

FIXED INCOME	55.7% OF TOTAL

Intermediate Bond	21.0%

Multi-Sector Bond	12.4%

Bank Loan	8.8%

High Yield Bond	7.9%

Global Bond	4.1%

Treasury Inflation-Protected Securities	1.5%

ALTERNATIVE	4.2% OF TOTAL

Currency	2.5%

Global Absolute Return Strategies	1.7%

* As a percentage of net assets on 6-30-13.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-13

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-15-05	10-15-05	10-15-05

Average annual total returns

1 year	3.28%	2.95%	6.98%	8.27%	8.63%	8.35%	8.83%	8.95%	9.19%	9.19%	9.25%	20.60%	–0.69%	7.44%

5 years	4.72%	4.66%	5.05%	5.34%	4.95%	5.44%	5.76%	6.09%	4.81%	6.25%	6.31%	7.01%	5.19%	6.35%

Since inception	4.66%	4.55%	4.62%	4.61%	4.45%	5.06%	5.35%	5.68%	4.07%	5.80%	5.72%	6.24%	5.13%	5.91%

Cumulative returns

6 months	–2.53%	–2.79%	1.22%	2.32%	2.49%	2.36%	2.63%	2.68%	2.76%	2.75%	2.78%	13.82%	–2.45%	3.84%

5 years	25.95%	25.57%	27.92%	29.70%	27.35%	30.34%	32.30%	34.39%	26.45%	35.39%	35.78%	40.33%	28.78%	36.04%

Since inception	42.02%	40.85%	41.60%	35.78%	39.84%	46.29%	49.43%	52.98%	36.05%	54.47%	47.56%	59.52%	47.05%	55.71%

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did. Index since inception returns are from 10-15-05, the start date of the oldest share class (Class 1).

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1	Class 5
Net (%)	1.37	2.10	2.08	1.80	1.42	1.68	1.28	1.07	0.91	0.91	0.86
Gross (%)	1.37	2.10	2.08	1.80	17.08	1.68	1.38	1.07	5.59	0.91	0.86

* The portfolio’s distributor has contractually agreed to waive 0.10% of the Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 4-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the portfolio’s Website at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares.

10	Lifestyle Portfolios | Semiannual report

John Hancock Lifestyle Conservative Portfolio

Growth of $10,000

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

Asset Allocation*

EQUITY	20.0% OF TOTAL

U.S. Large Cap	12.7%

International Large Cap	2.5%

Real Estate	1.1%

Emerging Markets	1.0%

Global Large Cap	0.9%

U.S. Mid Cap	0.8%

U.S. Small Cap	0.5%

Natural Resources	0.5%

FIXED INCOME	75.3% OF TOTAL

Intermediate Bond	30.0%

Multi-Sector Bond	14.5%

Bank Loan	10.5%

High Yield Bond	8.3%

Global Bond	5.2%

Short-Term Bond	4.0%

Treasury Inflation-Protected Securities	2.8%

ALTERNATIVE	4.7% OF TOTAL

Currency	2.5%

Global Absolute Return Strategies	2.2%

* As a percentage of net assets on 6-30-13.

Performance chart

Total returns with maximum sales charge for the period ended 6-30-13

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-15-05	10-15-05	10-15-05

Average annual total returns

1 year	0.22%	–0.26%	3.78%	5.04%	5.55%	5.11%	5.57%	5.84%	6.01%	6.00%	20.60%	–0.69%	3.31%

5 years	4.74%	4.69%	5.08%	5.34%	4.99%	5.46%	5.76%	6.12%	4.60%	6.28%	7.01%	5.19%	5.84%

Since inception	4.64%	4.55%	4.58%	4.82%	4.43%	5.05%	5.31%	5.66%	3.78%	5.79%	6.24%	5.13%	5.58%

Cumulative returns

6 months	–4.56%	–4.87%	–0.87%	0.35%	0.53%	0.33%	0.51%	0.66%	0.64%	0.71%	13.82%	–2.45%	0.66%

5 years	26.07%	25.74%	28.11%	29.73%	27.58%	30.43%	32.31%	34.59%	25.21%	35.62%	40.33%	28.78%	32.80%

Since inception	41.77%	40.83%	41.21%	37.61%	39.64%	46.10%	48.97%	52.79%	33.12%	54.33%	59.52%	47.05%	51.93%

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did. Index since inception returns are from 10-15-05, the start date of the oldest share class (Class 1).

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1
Net (%)	1.32	2.06	2.02	1.84	1.37	1.73	1.26	1.07	0.87	0.87
Gross (%)	1.32	2.06	2.02	1.84	11.40	1.73	1.36	1.07	3.26	0.87

* The portfolio’s distributor has contractually agreed to waive 0.10% of the Rule 12b-1 fees for Class R4. The current waiver agreement will remain in effect through 4-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the portfolio’s Website at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the portfolio’s prospectuses.

2 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares.

Semiannual report | Lifestyle Portfolios	11

Your expenses

As a shareholder of a John Hancock Fund II Lifestyle Portfolio, you incur ongoing costs, such as management fees, distribution and service (12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-13	6-30-13	1-1-13–6-30-13	Expense Ratio[2]
Lifestyle Aggressive Portfolio

Class A	Actual	$1,000.00	$1,078.00	$2.83	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.76	0.55%

Class B	Actual	1,000.00	1,074.00	6.94	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%

Class C	Actual	1,000.00	1,074.70	6.48	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.31	1.26%

Class R1	Actual	1,000.00	1,075.50	5.09	0.99%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%

Class R2	Actual	1,000.00	1,077.60	3.19	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R3	Actual	1,000.00	1,076.60	4.48	0.87%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%

Class R4	Actual	1,000.00	1,078.20	2.58	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%

Class R5	Actual	1,000.00	1,078.90	1.44	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%

Class R6	Actual	1,000.00	1,080.70	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 1	Actual	1,000.00	1,079.90	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Lifestyle Growth Portfolio
Class A	Actual	$1,000.00	$1,068.00	$2.77	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%

Class B	Actual	1,000.00	1,063.40	6.45	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.31	1.26%

Class C	Actual	1,000.00	1,063.40	6.34	1.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24%

Class R1	Actual	1,000.00	1,065.50	4.56	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Class R2	Actual	1,000.00	1,066.80	3.18	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R3	Actual	1,000.00	1,065.80	4.15	0.81%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%

Class R4	Actual	1,000.00	1,068.10	2.00	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%

Class R5	Actual	1,000.00	1,069.50	0.87	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%

Class R6	Actual	1,000.00	1,069.80	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 1	Actual	1,000.00	1,069.80	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 5	Actual	1,000.00	1,069.80	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Semiannual report | Lifestyle Portfolios	13

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-13	6-30-13	1-1-13–6-30-13	Expense Ratio[2]
Lifestyle Balanced Portfolio

Class A	Actual	$1,000.00	$1,045.30	$2.74	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%

Class B	Actual	1,000.00	1,040.90	6.58	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.51	1.30%

Class C	Actual	1,000.00	1,041.60	6.28	1.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.21	1.24%

Class R1	Actual	1,000.00	1,042.90	4.51	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Class R2	Actual	1,000.00	1,045.20	3.14	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R3	Actual	1,000.00	1,043.50	3.95	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%

Class R4	Actual	1,000.00	1,045.50	1.83	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.81	0.36%

Class R5	Actual	1,000.00	1,047.30	0.91	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.90	0.18%

Class R6	Actual	1,000.00	1,047.90	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 1	Actual	1,000.00	1,047.10	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 5	Actual	1,000.00	1,048.10	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Lifestyle Moderate Portfolio
Class A	Actual	$1,000.00	$1,025.80	$2.76	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.76	0.55%

Class B	Actual	1,000.00	1,022.10	6.42	1.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.41	1.28%

Class C	Actual	1,000.00	1,022.20	6.27	1.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.26	1.25%

Class R1	Actual	1,000.00	1,023.20	4.72	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%

Class R2	Actual	1,000.00	1,024.90	3.11	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R3	Actual	1,000.00	1,023.60	4.37	0.87%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%

Class R4	Actual	1,000.00	1,026.30	2.16	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.16	0.43%

Class R5	Actual	1,000.00	1,026.80	1.46	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%

Class R6	Actual	1,000.00	1,027.60	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 1	Actual	1,000.00	1,027.50	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 5	Actual	1,000.00	1,027.80	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

14	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-13	6-30-13	1-1-13–6-30-13	Expense Ratio[2]
Lifestyle Conservative Portfolio

Class A	Actual	$1,000.00	$1,004.80	$2.73	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.76	0.55%

Class B	Actual	1,000.00	1,001.10	6.30	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%

Class C	Actual	1,000.00	1,001.30	6.20	1.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.26	1.25%

Class R1	Actual	1,000.00	1,003.50	4.57	0.92%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%

Class R2	Actual	1,000.00	1,005.30	3.08	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%

Class R3	Actual	1,000.00	1,003.30	3.82	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%

Class R4	Actual	1,000.00	1,005.10	2.34	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%

Class R5	Actual	1,000.00	1,006.60	0.80	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%

Class R6	Actual	1,000.00	1,006.40	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 1	Actual	1,000.00	1,007.10	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).

2 The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Period ended	Aggressive	Growth	Balanced	Moderate	Conservative
6-30-13	0.70%–1.29%	0.63%–1.29%	0.62%–1.29%	0.62%–1.29%	0.62%–1.29%

Semiannual report | Lifestyle Portfolios	15

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisors

American Century Investment
Management, Inc.	(American Century)

Atlantis Investment Management
(Hong Kong) Ltd.	(Atlantis)

Baillie Gifford Overseas Ltd.	(Baillie Gifford)

Columbia Management Investment
Advisers, LLC	(Columbia)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Asset Management	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Advisers	(Franklin)

Franklin Templeton Investments Corp.	(Franklin Templeton)

Templeton Investment Counsel, LLC	(Templeton)

Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management*	(John Hancock)

Lord, Abbett & Co. LLC	(Lord Abbett)

Pacific Investment Management
Company LLC	(PIMCO)

Perimeter Capital Management	(Perimeter)

QS Investors Inc.	(QS Investors)

Rainier Investment Management, Inc.	(Rainier)

RCM Capital Management LLC	(RCM)

Robeco Investment Management, Inc.	(Robeco)

RS Investment Management Co. LLC	(RS Investments)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

* Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

Lifestyle Aggressive Portfolio
Securities owned by the portfolio on 6-30-13

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 96.9%

John Hancock Funds II (G) 83.5%

All Cap Core, Class NAV (QS Investors)	10,513,707	$119,961,403

All Cap Value, Class NAV (Lord Abbett)	7,125,519	93,985,602

Alpha Opportunities, Class NAV (Wellington)	18,967,125	232,347,279

Blue Chip Growth, Class NAV (T. Rowe Price)	7,919,450	216,517,754

Capital Appreciation, Class NAV (Jennison)	12,780,325	182,247,433

Capital Appreciation Value, Class NAV
(T. Rowe Price)	13,318,336	161,817,780

China Emerging Leaders, Class NAV (Atlantis)	6,016,783	50,781,649

Emerging Markets, Class NAV (DFA)	33,569,183	327,299,537

Equity-Income, Class NAV (T. Rowe Price)	9,329,089	170,069,289

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	3,088,983	36,450,004

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	9,681,832	121,603,810

Fundamental Value, Class NAV (Davis)	8,357,794	153,114,787

Global Equity, Class NAV (John Hancock1) (A)(I)	3,780,268	36,744,200

Global Real Estate, Class NAV (Deutsche)	3,518,137	29,693,080

Health Sciences, Class NAV (T. Rowe Price)	4,452,464	71,684,667

Heritage, Class NAV (American Century)	3,203,596	25,372,480

International Growth Opportunities Fund,
Class NAV (Baillie Gifford)	5,159,112	58,659,107

International Growth Stock, Class NAV (Invesco)	7,790,670	90,995,030

International Small Cap, Class NAV
(Franklin Templeton)	4,115,725	66,592,435

International Small Company, Class NAV (DFA)	7,959,012	68,447,507

International Value, Class NAV (Templeton)	12,232,017	177,364,246

Mid Cap Stock, Class NAV (Wellington)	5,746,200	117,394,859

Mid Cap Value Equity, Class NAV (Columbia)	1,705,971	15,916,707

Mid Value, Class NAV (T. Rowe Price)	6,733,026	98,908,157

Mutual Shares, Class NAV (Franklin)	4,803,521	62,830,059

Natural Resources, Class NAV
(RS Investments/Wellington)	4,954,959	77,891,963

Real Estate Equity, Class NAV (T. Rowe Price)	1,969,784	19,559,953

Redwood, Class NAV (RCM)	3,010,033	33,260,870

Science and Technology, Class NAV
(T. Rowe Price/RCM) (I)	9,379,234	99,044,714

Small Cap Growth, Class NAV (Wellington)	2,437,022	23,785,336

Small Cap Opportunities, Class NAV (Invesco/DFA)	855,987	23,565,321

Small Cap Value, Class NAV (Wellington)	1,384,136	25,135,913

Small Company Growth, Class NAV (Invesco)	1,191,004	20,663,913

Small Company Value, Class NAV (T. Rowe Price)	1,163,566	37,606,453

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	2,037,198	20,657,186

Technical Opportunities, Class NAV (Wellington) (I)	7,920,569	97,739,821

U.S. Equity, Class NAV (GMO)	8,777,927	113,674,152

Value, Class NAV (Invesco)	2,383,480	25,741,583

John Hancock Funds III (G) 12.5%

Disciplined Value, Class NAV (Robeco)	5,006,370	82,354,784

Global Shareholder Yield, Class NAV (Epoch)	4,606,912	49,432,165

International Core, Class NAV (GMO)	3,552,599	104,552,996

International Value Equity, Class NAV
(John Hancock1) (A)	6,922,240	58,562,149

Rainier Growth, Class NAV (Rainier)	2,789,464	69,457,653

Strategic Growth, Class NAV (John Hancock1) (A)	11,362,924	147,377,127

16	Lifestyle Portfolios | Semiannual report
See notes to financial statements

Lifestyle Aggressive Portfolio (continued)
	Shares	Value
John Hancock Investment Trust (G) 0.9%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	3,064,577	$38,429,798

ALTERNATIVE 3.1%

John Hancock Funds II (G) 3.1%

Currency Strategies, Class NAV (First Quadrant)	8,176,534	84,463,600

Global Absolute Return Strategies, Class NAV
(Standard Life)	3,741,203	40,629,461

Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,183,420,584) 100.0%		$4,080,385,772

Other assets and liabilities, net 0.0%		(3,051)

TOTAL NET ASSETS 100.0%		$4,080,382,721

Percentages are based upon net assets.

Lifestyle Growth Portfolio
Securities owned by the portfolio on 6-30-13
	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 81.7%

John Hancock Funds II (G) 70.1%

All Cap Core, Class NAV (QS Investors)	25,162,059	$287,099,096

All Cap Value, Class NAV (Lord Abbett)	18,721,350	246,934,613

Alpha Opportunities, Class NAV (Wellington)	46,365,388	567,976,004

Blue Chip Growth, Class NAV (T. Rowe Price)	21,238,957	580,673,089

Capital Appreciation, Class NAV (Jennison)	34,234,423	488,182,878

Capital Appreciation Value, Class NAV
(T. Rowe Price)	49,031,607	595,734,022

China Emerging Leaders, Class NAV (Atlantis)	14,347,924	121,096,480

Emerging Markets, Class NAV (DFA)	78,622,133	766,565,796

Equity-Income, Class NAV (T. Rowe Price)	24,941,685	454,686,925

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	10,939,866	129,090,423

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	26,309,401	330,446,073

Fundamental Value, Class NAV (Davis)	19,649,436	359,977,673

Global Equity, Class NAV (John Hancock1) (A)(I)	9,914,028	96,364,354

Global Real Estate, Class NAV (Deutsche)	11,816,896	99,734,606

Health Sciences, Class NAV (T. Rowe Price)	11,970,412	192,723,630

Heritage, Class NAV (American Century)	8,157,801	64,609,784

International Growth Opportunities, Class NAV
(Baillie Gifford)	12,234,167	139,102,484

International Growth Stock, Class NAV (Invesco)	18,500,225	216,082,631

International Small Cap, Class NAV
(Franklin Templeton)	9,134,909	147,802,833

International Small Company, Class NAV (DFA)	17,728,799	152,467,676

International Value, Class NAV (Templeton)	29,078,009	421,631,127

Mid Cap Stock, Class NAV (Wellington)	14,661,486	299,534,151

Mid Cap Value Equity, Class NAV (Columbia)	4,265,524	39,797,343

Mid Value, Class NAV (T. Rowe Price)	17,047,297	250,424,798

Mutual Shares, Class NAV (Franklin)	12,832,719	167,851,965

Natural Resources, Class NAV
(RS Investments/Wellington)	11,993,795	188,542,454

Real Estate Equity, Class NAV (T. Rowe Price)	6,050,790	60,084,340

Redwood, Class NAV (RCM)	9,219,858	101,879,426

Science and Technology, Class NAV
(T. Rowe Price/RCM) (I)	24,902,826	262,973,839

Small Cap Growth, Class NAV (Wellington)	5,047,308	49,261,722

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,785,644	49,158,766

Small Cap Value, Class NAV (Wellington)	2,879,045	52,283,454

Small Company Growth, Class NAV (Invesco)	2,446,336	42,443,930

Small Company Value, Class NAV (T. Rowe Price)	2,400,122	77,571,941

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	4,223,730	42,828,623

Technical Opportunities, Class NAV (Wellington) (I)	20,972,368	258,799,016

U.S. Equity, Class NAV (GMO)	32,222,009	417,275,020

Value, Class NAV (Invesco)	6,061,071	65,459,568

Lifestyle Growth Portfolio (continued)
	Shares	Value
John Hancock Funds III (G) 11.0%

Disciplined Value, Class NAV (Robeco)	13,355,140	$219,692,049

Global Shareholder Yield, Class NAV (Epoch)	19,099,587	204,938,567

International Core, Class NAV (GMO)	8,384,842	246,765,912

International Value Equity, Class NAV
(John Hancock1)(A)	16,668,241	141,013,315

Rainier Growth, Class NAV (Rainier)	7,451,865	185,551,445

Strategic Growth, Class NAV (John Hancock1) (A)	30,759,336	398,948,583

John Hancock Investment Trust (G) 0.6%

Small Cap Intrinsic Value, Class NAV
(John Hancock1)(A)	6,334,368	79,432,971

FIXED INCOME 15.2%

John Hancock Funds II (G) 15.2%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	17,680,307	178,571,100

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	8,268,587	78,138,144

Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	1,090,785	10,678,784

Floating Rate Income, Class NAV (WAMCO)	37,865,405	354,798,841

Global Bond, Class NAV (PIMCO)	5,481,792	64,794,785

Global High Yield, Class NAV (Stone Harbor)	9,585,083	95,850,827

High Income, Class NAV (John Hancock1) (A)	15,634,962	125,548,743

High Yield, Class NAV (WAMCO)	13,486,812	122,999,728

Real Return Bond, Class NAV (PIMCO)	5,180,481	59,420,118

Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	15,384,922	157,849,304

Spectrum Income, Class NAV (T. Rowe Price)	13,965,637	151,946,134

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	20,421,747	223,618,133

Total Return, Class NAV (PIMCO)	12,923,544	177,440,255

U.S. High Yield Bond, Class NAV (Wells Capital)	9,946,085	122,933,612

ALTERNATIVE 3.1%

John Hancock Funds II (G) 3.1%

Currency Strategies, Class NAV (First Quadrant)	25,415,620	262,543,352

Global Absolute Return Strategies, Class NAV
(Standard Life)	11,608,616	126,069,573

Total Investments (Lifestyle Growth Portfolio)
(Cost $10,195,178,569) 100.0%	$12,674,696,828

Other assets and liabilities, net 0.0%		660,104

TOTAL NET ASSETS 100.0%		$12,675,356,932

Percentages are based upon net assets.

Lifestyle Balanced Portfolio
Securities owned by the portfolio on 6-30-13
	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 60.5%

John Hancock Funds II (G) 51.4%

All Cap Core, Class NAV (QS Investors)	14,081,937	$160,674,905

All Cap Value, Class NAV (Lord Abbett)	16,061,213	211,847,402

Alpha Opportunities, Class NAV (Wellington)	29,597,514	362,569,544

Blue Chip Growth, Class NAV (T. Rowe Price)	16,883,315	461,589,821

Capital Appreciation, Class NAV (Jennison)	27,103,169	386,491,184

Capital Appreciation Value, Class NAV
(T. Rowe Price)	46,404,538	563,815,141

China Emerging Leaders, Class NAV (Atlantis)	10,142,902	85,606,095

Emerging Markets, Class NAV (DFA)	57,241,384	558,103,493

Equity-Income, Class NAV (T. Rowe Price)	19,793,064	360,827,553

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	10,901,840	128,641,707

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	21,221,128	266,537,365

Fundamental Value, Class NAV (Davis)	13,771,811	252,299,569

Global Equity, Class NAV (John Hancock1) (A)(I)	9,525,834	92,591,109

	Semiannual report | Lifestyle Portfolios	17
See notes to financial statements

Lifestyle Balanced Portfolio (continued)
	Shares	Value
John Hancock Funds II (G) (continued)

Global Real Estate, Class NAV (Deutsche)	14,080,960	$118,843,305

Health Sciences, Class NAV (T. Rowe Price)	10,944,497	176,206,400

Heritage, Class NAV (American Century)	5,783,433	45,804,785

International Growth Opportunities, Class NAV
(Baillie Gifford)	10,108,870	114,937,854

International Growth Stock, Class NAV (Invesco)	15,302,543	178,733,708

International Small Cap, Class NAV
(Franklin Templeton)	6,909,190	111,790,689

International Small Company, Class NAV (DFA)	13,531,343	116,369,546

International Value, Class NAV (Templeton)	23,732,466	344,120,760

Mid Cap Stock, Class NAV (Wellington)	10,230,083	209,000,599

Mid Cap Value Equity, Class NAV (Columbia)	2,968,172	27,693,048

Mid Value, Class NAV (T. Rowe Price)	11,905,763	174,895,653

Mutual Shares, Class NAV (Franklin)	10,256,221	134,151,365

Natural Resources, Class NAV
(RS Investments/Wellington)	12,105,737	190,302,178

Real Estate Equity, Class NAV (T. Rowe Price)	6,612,252	65,659,662

Redwood, Class NAV (RCM)	10,022,798	110,751,917

Science and Technology, Class NAV
(T. Rowe Price/RCM) (I)	19,002,191	200,663,141

Small Cap Growth, Class NAV (Wellington)	4,055,539	39,582,064

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,437,779	39,582,064

Small Cap Value, Class NAV (Wellington)	2,335,317	42,409,354

Small Company Growth, Class NAV (Invesco)	1,955,475	33,927,483

Small Company Value, Class NAV (T. Rowe Price)	1,968,255	63,614,031

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	3,423,755	34,716,872

Technical Opportunities, Class NAV (Wellington) (I)	12,181,332	150,317,637

U.S. Equity, Class NAV (GMO)	30,902,600	400,188,666

Value, Class NAV (Invesco)	4,257,117	45,976,867

John Hancock Funds III (G) 8.6%

Disciplined Value, Class NAV (Robeco)	10,728,686	176,486,882

Global Shareholder Yield, Class NAV (Epoch)	19,983,382	214,421,693

International Core, Class NAV (GMO)	6,917,349	203,577,574

International Value Equity, Class NAV
(John Hancock1) (A)	13,985,546	118,317,718

Rainier Growth, Class NAV (Rainier)	5,898,270	146,866,923

Strategic Growth, Class NAV (John Hancock1) (A)	24,481,345	317,523,050

John Hancock Investment Trust (G) 0.5%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	5,077,995	63,678,053

FIXED INCOME 35.9%

John Hancock Funds II (G) 35.9%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	52,959,111	534,887,019

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	15,873,548	150,005,027

Core Bond, Class NAV (Wells Capital)	16,840,483	212,863,700

Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	1,689,466	16,539,868

Floating Rate Income, Class NAV (WAMCO)	85,882,860	804,722,394

Global Bond, Class NAV (PIMCO)	19,849,925	234,626,114

Global High Yield, Class NAV (Stone Harbor)	17,001,975	170,019,752

High Income, Class NAV (John Hancock1) (A)	25,906,539	208,029,512

High Yield, Class NAV (WAMCO)	24,179,373	220,515,884

Investment Quality Bond, Class NAV (Wellington)	8,118,074	99,527,587

Real Return Bond, Class NAV (PIMCO)	14,620,431	167,696,339

Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	42,680,699	437,903,967

Spectrum Income, Class NAV (T. Rowe Price)	39,720,776	432,162,038

Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	45,107,410	493,926,139

Total Return, Class NAV (PIMCO)	38,841,232	533,290,121

U.S. High Yield Bond, Class NAV (Wells Capital)	17,755,376	219,456,445

Lifestyle Balanced Portfolio (continued)
	Shares	Value
ALTERNATIVE 3.6%

John Hancock Funds II (G) 3.6%

Currency Strategies, Class NAV (First Quadrant)	30,778,362	$317,940,478

Global Absolute Return Strategies, Class NAV
(Standard Life)	15,727,095	170,796,253

Total Investments (Lifestyle Balanced Portfolio)
(Cost $11,483,423,875) 100.0%	$13,727,615,066

Other assets and liabilities, net 0.0%		1,403,906

TOTAL NET ASSETS 100.0%		$13,729,018,972

Percentages are based upon net assets.

Lifestyle Moderate Portfolio
Securities owned by the portfolio on 6-30-13
	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 40.1%

John Hancock Funds II (G) 34.9%

All Cap Value, Class NAV (Lord Abbett)	5,217,048	$68,812,868

Alpha Opportunities, Class NAV (Wellington)	6,886,366	84,357,982

Blue Chip Growth, Class NAV (T. Rowe Price)	4,023,121	109,992,115

Capital Appreciation, Class NAV (Jennison)	6,521,598	92,997,986

Capital Appreciation Value, Class NAV
(T. Rowe Price)	13,239,795	160,863,509

Emerging Markets, Class NAV (DFA)	10,933,563	106,602,238

Equity-Income, Class NAV (T. Rowe Price)	6,529,282	119,028,817

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	2,781,203	32,818,198

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	6,509,895	81,764,286

Fundamental Value, Class NAV (Davis)	3,612,911	66,188,530

Global Equity, Class NAV (John Hancock1) (A)(I)	2,463,395	23,944,195

Global Real Estate, Class NAV (Deutsche)	3,875,663	32,710,594

International Growth Opportunities, Class NAV
(Baillie Gifford)	2,173,478	24,712,445

International Growth Stock, Class NAV (Invesco)	3,326,497	38,853,479

International Small Cap, Class NAV
(Franklin Templeton)	1,559,453	25,231,945

International Small Company, Class NAV (DFA)	2,982,290	25,647,691

International Value, Class NAV (Templeton)	5,198,519	75,378,525

Mid Cap Stock, Class NAV (Wellington)	2,620,070	53,528,036

Mid Value, Class NAV (T. Rowe Price)	3,515,207	51,638,394

Natural Resources, Class NAV
(RS Investments/Wellington)	2,829,305	44,476,669

Real Estate Equity, Class NAV (T. Rowe Price)	2,172,527	21,573,195

Redwood, Class NAV (RCM)	3,497,165	38,643,675

Small Cap Growth, Class NAV (Wellington)	1,120,840	10,939,399

Small Cap Value, Class NAV (Wellington)	627,489	11,395,208

Small Company Growth, Class NAV (Invesco)	525,427	9,116,166

Small Company Value, Class NAV (T. Rowe Price)	521,810	16,864,907

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	935,857	9,489,593

U.S. Equity, Class NAV (GMO)	8,149,263	105,532,953

John Hancock Funds III (G) 5.2%

Global Shareholder Yield, Class NAV (Epoch)	4,832,400	51,851,655

International Core, Class NAV (GMO)	1,521,789	44,786,256

International Value Equity, Class NAV
(John Hancock1) (A)	2,936,368	24,841,670

Rainier Growth, Class NAV (Rainier)	1,442,256	35,912,183

Strategic Growth, Class NAV (John Hancock1) (A)	5,578,944	72,358,909

FIXED INCOME 55.7%

John Hancock Funds II (G) 55.7%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	34,410,526	347,546,310

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	6,787,380	64,140,745

Core Bond, Class NAV (Wells Capital)	11,006,198	139,118,338

18	Lifestyle Portfolios | Semiannual report
See notes to financial statements

Lifestyle Moderate Portfolio (continued)
	Shares	Value
John Hancock Funds II (G) (continued)

Floating Rate Income, Class NAV (WAMCO)	41,469,528	$388,569,474

Global Bond, Class NAV (PIMCO)	9,757,895	115,338,318

Global High Yield, Class NAV (Stone Harbor)	7,306,701	73,067,006

High Income, Class NAV (John Hancock1) (A)	10,938,305	87,834,587

High Yield, Class NAV (WAMCO)	10,352,681	94,416,453

Investment Quality Bond, Class NAV (Wellington)	7,428,473	91,073,084

Emerging Markets Debt Fund (John Hancock1) (A)	818,515	8,013,258

Real Return Bond, Class NAV (PIMCO)	5,888,801	67,544,547

Short Duration Credit Opportunities Fund,
Class NAV (Stone Harbor)	17,140,656	175,863,132

Spectrum Income, Class NAV (T. Rowe Price)	15,865,546	172,617,146

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	18,399,065	201,469,764

Total Return, Class NAV (PIMCO)	25,263,619	346,869,483

U.S. High Yield Bond, Class NAV (Wells Capital)	7,629,809	94,304,438

ALTERNATIVE 4.2%

John Hancock Funds II (G) 4.2%

Currency Strategies, Class NAV (First Quadrant)	10,590,281	109,397,602

Global Absolute Return Strategies, Class NAV
(Standard Life)	6,925,060	75,206,150

Total Investments (Lifestyle Moderate Portfolio)
(Cost $3,953,141,359) 100.0%		$4,425,244,106

Other assets and liabilities, net 0.0%		1,245,043

TOTAL NET ASSETS 100.0%		$4,426,489,149

Percentages are based upon net assets.

Lifestyle Conservative Portfolio
Securities owned by the portfolio on 6-30-13
	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 20.0%

John Hancock Funds II (G) 18.6%

All Cap Value, Class NAV (Lord Abbett)	529,825	$6,988,384

Blue Chip Growth, Class NAV (T. Rowe Price)	4,150,187	113,466,112

Capital Appreciation Value, Class NAV
(T. Rowe Price)	7,254,948	88,147,617

Emerging Markets, Class NAV (DFA)	4,085,372	39,832,375

Equity-Income, Class NAV (T. Rowe Price)	4,763,709	86,842,410

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	1,608,688	18,982,514

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	585,167	7,349,701

Fundamental Value, Class NAV (Davis)	3,059,106	56,042,815

Global Equity, Class NAV (John Hancock1) (A)(I)	1,815,351	17,645,208

Global Real Estate, Class NAV (Deutsche)	2,831,810	23,900,480

International Growth Stock, Class NAV (Invesco)	2,440,748	28,507,941

International Value, Class NAV (Templeton)	3,309,837	47,992,631

Mid Cap Stock, Class NAV (Wellington)	775,135	15,836,012

Mid Value, Class NAV (T. Rowe Price)	1,045,894	15,364,181

Natural Resources, Class NAV
(RS Investments/Wellington)	1,218,984	19,162,428

Real Estate Equity, Class NAV (T. Rowe Price)	1,967,161	19,533,913

Redwood, Class NAV (RCM)	3,503,294	38,711,400

Small Cap Growth, Class NAV (Wellington)	1,000,713	9,766,956

Small Company Value, Class NAV (T. Rowe Price)	302,195	9,766,956

U.S. Equity, Class NAV (GMO)	4,938,804	63,957,508

John Hancock Funds III (G) 1.4%

Global Shareholder Yield, Class NAV (Epoch)	2,997,422	32,162,338

International Core, Class NAV (GMO)	743,470	21,880,310

Lifestyle Conservative Portfolio (continued)
	Shares	Value
FIXED INCOME 75.3%

John Hancock Funds II (G) 75.3%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	38,223,646	$386,058,824

Asia Total Return Bond, Class NAV
(John Hancock1) (A)(I)	6,748,077	63,769,323

Core Bond, Class NAV (Wells Capital)	15,061,252	190,374,223

Emerging Markets Debt Fund, Class NAV
(John Hancock1) (A)	964,400	9,441,478

Floating Rate Income, Class NAV (WAMCO)	43,928,607	411,611,044

Global Bond, Class NAV (PIMCO)	11,964,101	141,415,670

Global High Yield, Class NAV (Stone Harbor)	6,844,113	68,441,126

High Income, Class NAV (John Hancock1) (A)	10,179,263	81,739,483

High Yield, Class NAV (WAMCO)	9,573,531	87,310,606

Investment Quality Bond, Class NAV (Wellington)	16,544,510	202,835,690

Real Return Bond, Class NAV (PIMCO)	9,438,485	108,259,418

Short Duration Credit Opportunities, Class NAV
(Stone Harbor)	17,568,650	180,254,346

Short Term Government Income, Class NAV
(John Hancock1) (A)	16,027,973	157,074,131

Spectrum Income, Class NAV (T. Rowe Price)	16,280,332	177,130,012

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	18,857,262	206,487,018

Total Return, Class NAV (PIMCO)	27,964,534	383,953,057

U.S. High Yield Bond, Class NAV (Wells Capital)	7,064,042	87,311,560

ALTERNATIVE 4.7%

John Hancock Funds II (G) 4.7%

Global Absolute Return Strategies, Class NAV
(Standard Life)	7,801,983	84,729,536

Currency Strategies, Class NAV (First Quadrant)	9,685,043	100,046,493

Total Investments (Lifestyle Conservative Portfolio)
(Cost $3,634,290,084) 100.0%		$3,910,083,228

Other assets and liabilities, net 0.0%		210,609

TOTAL NET ASSETS 100.0%		$3,910,293,837

Percentages are based upon net assets.

Footnote Legend:

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio’s subadvisor is shown parenthetically.

(I) Non-income producing.

	Semiannual report | Lifestyle Portfolios	19
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statements of assets and liabilities 6-30-13 (Unaudited)

These Statements of assets and liabilities are the portfolios’ balance sheets. They show the value of what each portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Assets

Investments in affiliated underlying funds, at value	$4,080,385,772	$12,674,696,828	$13,727,615,066
Cash	51	45	46
Receivable for investments sold	4,572,127	16,908,738	16,188,725
Receivable for fund shares sold	465,239	3,831,833	6,685,901
Dividends and interest receivable	18,504	2,906,382	6,459,390
Receivable due from advisor	70	175	—
Other assets	60,905	108,069	124,113

Total assets	4,085,502,668	12,698,452,070	13,757,073,241

Liabilities

Payable for investments purchased	—	3,199,544	7,193,069
Payable for fund shares repurchased	4,916,593	19,314,589	20,150,483
Distributions payable	—	—	69,839
Payable to affiliates: Accounting and legal services fees	78,665	199,573	216,025
Transfer agent fees	58,973	228,243	269,838
Trustees’ fees	1,580	4,814	4,949
Investment management fees	—	—	88
Distribution and service fees	9,322	18,604	32,799
Other liabilities and accrued expenses	54,814	129,771	117,179
Total liabilities	5,119,947	23,095,138	28,054,269

Net assets	$4,080,382,721	$12,675,356,932	$13,729,018,972

Net assets consist of

Paid-in capital	$3,678,866,913	$11,432,001,109	$12,764,925,975
Undistributed net investment income (loss)	(2,375,471)	30,546,403	108,806
Accumulated undistributed net realized gain (loss) on investments	(493,073,909)	(1,266,708,839)	(1,280,207,000)
Net unrealized appreciation (depreciation) on investments	896,965,188	2,479,518,259	2,244,191,191
Net assets	$4,080,382,721	$12,675,356,932	$13,729,018,972
Investments in affiliated underlying funds, at cost	$3,183,420,584	$10,195,178,569	$11,483,423,875

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A:[1] Net assets	$269,324,914	$1,028,314,288	$1,207,057,817
Shares outstanding	19,291,813	71,172,482	85,171,742
Net asset value and redemption price per share	$13.96	$14.45	$14.17
Class B:[1] Net assets	$24,778,511	$110,583,811	$110,349,197
Shares outstanding	1,777,526	7,661,786	7,790,384
Net asset value, offering price and redemption price per share	$13.94	$14.43	$14.16
Class C:[1] Net assets	$133,906,590	$534,804,287	$651,570,258
Shares outstanding	9,599,644	37,085,548	45,950,245
Net asset value, offering price and redemption price per share	$13.95	$14.42	$14.18
Class R1: Net assets	$8,432,283	$19,853,189	$16,959,501
Shares outstanding	603,856	1,371,564	1,200,888
Net asset value, offering price and redemption price per share	$13.96	$14.47	$14.12
Class R2: Net assets	$1,499,277	$5,080,782	$2,270,195
Shares outstanding	107,907	353,553	160,827
Net asset value, offering price and redemption price per share	$13.89	$14.37	$14.12
Class R3: Net assets	$9,666,897	$21,552,338	$34,816,217
Shares outstanding	694,650	1,495,564	2,461,678
Net asset value, offering price and redemption price per share	$13.92	$14.41	$14.14
Class R4: Net assets	$6,215,648	$20,464,952	$71,888,173
Shares outstanding	446,518	1,417,740	5,082,476
Net asset value, offering price and redemption price per share	$13.92	$14.43	$14.14
Class R5: Net assets	$9,289,861	$31,522,129	$39,732,752
Shares outstanding	666,188	2,179,512	2,805,804
Net asset value, offering price and redemption price per share	$13.94	$14.46	$14.16
Class R6: Net assets	$3,598,784	$12,232,786	$12,590,731
Shares outstanding	258,305	848,993	892,603
Net asset value, offering price and redemption price per share	$13.93	$14.41	$14.11
Class 1: Net assets	$3,613,669,956	$10,729,271,393	$11,484,784,704
Shares outstanding	259,524,720	744,412,403	814,471,850
Net asset value, offering price and redemption price per share	$13.92	$14.41	$14.10
Class 5: Net assets	—	$161,676,977	$96,999,427
Shares outstanding	—	11,227,545	6,876,460
Net asset value, offering price and redemption price per share	—	$14.40	$14.11

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.69	15.21	$14.92

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

20	Lifestyle Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 6-30-13 (Unaudited)

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Assets

Investments in affiliated underlying funds, at value	$4,425,244,106	$3,910,083,228
Cash	56	58
Receivable for investments sold	6,054,155	6,486,688
Receivable for fund shares sold	3,173,389	3,447,386
Dividends and interest receivable	2,871,380	2,962,208
Receivable due from advisor	210	313
Other assets	80,040	95,438
Total assets	4,437,423,336	3,923,075,319

Liabilities

Payable for investments purchased	3,201,543	3,303,857
Payable for fund shares repurchased	7,335,526	8,898,827
Distributions payable	155,133	342,616
Payable to affiliates: Accounting and legal services fees	67,063	62,299
Transfer agent fees	113,538	124,769
Trustees’ fees	1,598	1,361
Investment management fees	—	—
Distribution and service fees	8,199	7,210
Other liabilities and accrued expenses	51,587	40,543
Total liabilities	10,934,187	12,781,482

Net assets	$4,426,489,149	$3,910,293,837

Net assets consist of

Paid-in capital	$4,111,197,570	$3,712,539,188
Undistributed net investment income (loss)	169,568	189,515
Accumulated undistributed net realized gain (loss) on investments	(156,980,736)	(78,228,010)
Net unrealized appreciation (depreciation) on investments	472,102,747	275,793,144
Net assets	$4,426,489,149	$3,910,293,837
Investments in affiliated underlying funds, at cost	$3,953,141,359	$3,634,290,084

Net asset value per share

The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A:[1] Net assets	$470,054,201	$512,217,818
Shares outstanding	34,569,481	38,290,968
Net asset value and redemption price per share	$13.60	$13.38
Class B:[1] Net assets	$44,407,550	$48,949,015
Shares outstanding	3,268,546	3,658,461
Net asset value, offering price and redemption price per share	$13.59	$13.38
Class C:[1] Net assets	$322,292,173	$360,676,356
Shares outstanding	23,701,134	26,969,024
Net asset value, offering price and redemption price per share	$13.60	$13.37
Class R1: Net assets	$9,556,602	$9,229,902
Shares outstanding	703,167	690,070
Net asset value, offering price and redemption price per share	$13.59	$13.38
Class R2: Net assets	$1,120,040	$815,019
Shares outstanding	82,594	60,980
Net asset value, offering price and redemption price per share	$13.56	$13.37
Class R3: Net assets	$11,051,336	$12,140,945
Shares outstanding	814,303	909,371
Net asset value, offering price and redemption price per share	$13.57	$13.35
Class R4: Net assets	$12,727,527	$10,568,210
Shares outstanding	938,799	791,002
Net asset value, offering price and redemption price per share	$13.56	$13.36
Class R5: Net assets	$11,269,431	$15,898,984
Shares outstanding	831,005	1,188,890
Net asset value, offering price and redemption price per share	$13.56	$13.37
Class R6: Net assets	$5,456,723	$3,263,845
Shares outstanding	402,666	244,456
Net asset value, offering price and redemption price per share	$13.55	$13.35
Class 1: Net assets	$3,495,891,644	$2,936,533,743
Shares outstanding	257,725,841	219,881,778
Net asset value, offering price and redemption price per share	$13.56	$13.36
Class 5: Net assets	$42,661,922	—
Shares outstanding	3,148,015	—
Net asset value, offering price and redemption price per share	$13.55	—

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.32	$14.08

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

	Semiannual report | Lifestyle Portfolios	21
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the six months ended 6-30-13 (Unaudited)

These Statements of operations summarize the portfolios’ investment income earned and expenses directly incurred in operating each portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced	Moderate	Conservative

Investment income
Income distributions received from affiliated
underlying funds	$1,404,455	$43,146,320	$92,872,059	$43,552,932	$47,968,548
Other	1,222	2,350	1,128	—	—

Total investment income	1,405,677	43,148,670	92,873,187	43,552,932	47,968,548

Expenses

Investment management fees	918,187	2,755,488	2,938,176	904,771	817,417
Distribution and service fees	2,145,102	7,482,656	8,573,230	3,404,097	3,568,576
Transfer agent fees	365,810	1,414,993	1,656,596	695,395	781,731
Accounting and legal services fees	267,459	783,685	850,176	275,446	253,906
State registration fees	67,468	96,816	116,693	87,897	85,554
Professional fees	43,698	89,832	95,945	46,406	44,285
Printing and postage	20,820	65,329	61,631	26,038	27,620
Custodian fees	5,951	5,951	5,951	5,951	5,951
Trustees’ fees	20,942	64,974	70,583	22,940	21,230
Registration and filing fees	10,814	11,508	17,885	15,294	15,372
Other	12,661	31,515	32,409	12,985	11,575
Total expenses before reductions and
amounts recaptured	3,878,912	12,802,747	14,419,275	5,497,220	5,633,217

Net expense reductions and amounts recaptured	(97,764)	(200,480)	(191,228)	(20,823)	(19,219)
Total expenses	3,781,148	12,602,267	14,228,047	5,476,397	5,613,998

Net investment income (loss)	(2,375,471)	30,546,403	78,645,140	38,076,535	42,354,550

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	47,162,566	118,092,228	90,135,116	18,808,772	12,234,134
Change in net unrealized appreciation
(depreciation) of
Investments in affiliated underlying funds	259,902,210	672,907,034	439,830,511	57,251,769	(29,576,114)
Net realized and unrealized gain (loss)	307,064,776	790,999,262	529,965,627	76,060,541	(17,341,980)

Increase (decrease) in net assets
from operations	$304,689,305	$821,545,665	$608,610,767	$114,137,076	$25,012,570

22	Lifestyle Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the portfolios’ net assets have changed during the last two periods. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

Lifestyle Aggressive			Lifestyle Growth
	Six Months Ended 6-30-13		Six Months Ended 6-30-13
	(Unaudited)	Year Ended 12-31-12	(Unaudited)	Year Ended 12-31-12
Increase (decrease) in net assets

From operations
Net investment income (loss)	($2,375,471)	$36,836,695	$30,546,403	$181,449,624
Net realized gain (loss)	47,162,566	116,364,569	118,092,228	351,493,880
Change in net unrealized appreciation (depreciation)	259,902,210	407,908,728	672,907,034	1,108,277,322
Increase (decrease) in net assets resulting	304,689,305	561,109,992	821,545,665	1,641,220,826
from operations

Distributions to shareholders

From net investment income
Class A	—	(1,426,449)	—	(10,466,105)
Class B	—	—	—	(544,450)
Class C	—	—	—	(2,485,677)
Class R1	—	(25,162)	—	(179,049)
Class R2	—	(584)	—	(1,195)
Class R3	—	(32,965)	—	(179,360)
Class R4	—	(56,166)	—	(263,146)
Class R5	—	(78,266)	—	(480,706)
Class R6	—	(22,535)	—	(56,542)
Class 1	—	(35,346,570)	—	(164,805,425)
Class 5	—	—	—	(2,351,186)
From net realized gain
Class A	—	(1,090,597)	—	(4,053,265)
Class B	—	(79,362)	—	(493,776)
Class C	—	(462,271)	—	(2,212,540)
Class R1	—	(40,909)	—	(87,024)
Class R2	—	(476)	—	(479)
Class R3	—	(46,474)	—	(85,296)
Class R4	—	(38,683)	—	(90,259)
Class R5	—	(39,818)	—	(143,388)
Class R6	—	(9,914)	—	(15,876)
Class 1	—	(15,550,928)	—	(46,274,429)
Class 5	—	—	—	(641,401)

Total distributions	—	(54,348,129)	—	(235,910,574)

From portfolio share transactions	(22,065,461)	(246,993,721)	30,325,549	(399,018,075)

Total increase (decrease)	282,623,844	259,768,142	851,871,214	1,006,292,177

Net assets

Beginning of period	3,797,758,877	3,537,990,735	11,823,485,718	10,817,193,541

End of period	$4,080,382,721	$3,797,758,877	$12,675,356,932	$11,823,485,718

Undistributed net investment income (loss)	($2,375,471)	—	$30,546,403	—

	Semiannual report | Lifestyle Portfolios	23
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifestyle Balanced		Lifestyle Moderate
	Six Months Ended 6-30-13		Six Months Ended 6-30-13
	(Unaudited)	Year Ended 12-31-12	(Unaudited)	Year Ended 12-31-12
Increase (decrease) in net assets

From operations
Net investment income (loss)	$78,645,140	$276,162,385	$38,076,535	$110,726,829
Net realized gain (loss)	90,135,116	287,199,896	18,808,772	88,903,673
Change in net unrealized appreciation	439,830,511	1,030,528,139	57,251,769	261,491,409
(depreciation)
Increase (decrease) in net assets resulting	608,610,767	1,593,890,420	114,137,076	461,121,911
from operations

Distributions to shareholders

From net investment income
Class A	(4,681,054)	(17,759,117)	(3,176,414)	(8,731,847)
Class B	(48,006)	(1,169,470)	(147,001)	(700,988)
Class C	(331,822)	(6,391,268)	(1,086,884)	(4,597,803)
Class R1	(39,635)	(266,292)	(50,621)	(177,204)
Class R2	(5,826)	(1,816)	(5,317)	(2,375)
Class R3	(100,881)	(592,809)	(58,985)	(211,712)
Class R4	(349,966)	(1,356,479)	(92,212)	(254,303)
Class R5	(234,194)	(889,211)	(92,001)	(312,381)
Class R6	(61,755)	(65,425)	(44,502)	(18,232)
Class 1	(72,064,461)	(246,402,108)	(32,749,494)	(94,937,676)
Class 5	(618,734)	(1,790,407)	(403,536)	(1,015,929)
From net realized gain
Class A	—	(5,017,754)	—	(2,228,251)
Class B	—	(519,957)	—	(250,939)
Class C	—	(2,801,537)	—	(1,611,104)
Class R1	—	(85,281)	—	(53,353)
Class R2	—	(507)	—	(584)
Class R3	—	(179,741)	—	(57,754)
Class R4	—	(341,854)	—	(61,612)
Class R5	—	(189,156)	—	(53,383)
Class R6	—	(21,516)	—	(8,247)
Class 1	—	(53,477,967)	—	(19,188,839)
Class 5	—	(404,478)	—	(216,562)

Total distributions	(78,536,334)	(339,724,150)	(37,906,967)	(134,691,078)

From portfolio share transactions	246,738,305	375,745,437	123,316,915	215,103,733

Total increase (decrease)	776,812,738	1,629,911,707	199,547,024	541,534,566

Net assets

Beginning of period	12,952,206,234	11,322,294,527	4,226,942,125	3,685,407,559
End of period	$13,729,018,972	$12,952,206,234	$4,426,489,149	$4,226,942,125

Undistributed net investment income (loss)	$108,806	—	$169,568	—

24	Lifestyle Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Conservative
	Six Months Ended 6-30-13
	(Unaudited)	Year Ended 12-31-12
Increase (decrease) in net assets

From operations
Net investment income (loss)	$42,354,550	$113,727,389
Net realized gain (loss)	12,234,134	54,728,458
Change in net unrealized appreciation	(29,576,114)	185,828,952
(depreciation)
Increase in net assets resulting from	25,012,570	354,284,799
operations	1

Distributions to shareholders

From net investment income
Class A	(4,683,653)	(11,673,446)
Class B	(275,908)	(916,465)
Class C	(2,039,908)	(6,368,376)
Class R1	(68,799)	(189,440)
Class R2	(5,911)	(2,752)
Class R3	(92,489)	(268,491)
Class R4	(91,655)	(252,422)
Class R5	(171,872)	(456,826)
Class R6	(33,023)	(31,303)
Class 1	(34,701,817)	(93,810,074)
From net realized gain
Class A	—	(2,813,285)
Class B	—	(290,353)
Class C	—	(2,009,193)
Class R1	—	(54,987)
Class R2	—	(622)
Class R3	—	(66,658)
Class R4	—	(48,823)
Class R5	—	(89,119)
Class R6	—	(9,255)
Class 1	—	(18,514,941)

Total distributions	(42,165,035)	(137,866,831)

From portfolio share transactions	(62,724,692)	474,723,107

Total increase (decrease)	(79,877,157)	691,141,075

Net assets

Beginning of period	3,990,170,994	3,299,029,919
End of period	$3,910,293,837	$3,990,170,994

Undistributed net investment income (loss)	$189,515	—

	Semiannual report | Lifestyle Portfolios	25
See notes to financial statements

Financial highlights

These Financial highlights show how each portfolio’s net asset value for a share has changed since the end of the previous period.

Lifestyle Aggressive

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

06-30-2013[6]	12.95	(0.03)	1.04	1.01	—	—	—	—	13.96	7.80[7]	0.55[8]	0.55[8]	(0.24)[7]	269	8
12-31-2012	11.30	0.08	1.71	1.79	(0.08)	(0.06)	—	(0.14)	12.95	15.83	0.58	0.57	0.66	239	21
12-31-2011	12.34	0.05	(0.92)	(0.87)	(0.05)	(0.12)	—	(0.17)	11.30	(7.09)	0.58	0.58	0.39	200	25
12-31-2010	10.82	0.04	1.64	1.68	(0.04)	(0.12)	—	(0.16)	12.34	15.50	0.59	0.61[9]	0.34	185	19
12-31-2009	8.02	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.82	36.04	0.72	0.65	0.70	138	23
12-31-2008	15.22	0.10	(6.58)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.02	(42.40)	0.66	0.61	0.77	78	36

CLASS B

06-30-2013[6]	12.98	(0.09)	1.05	0.96	—	—	—	—	13.94	7.40[7]	1.31[8]	1.35[8]	(0.64)[7]	25	8
12-31-2012	11.33	(0.02)	1.71	1.69	—	(0.04)	—	(0.04)	12.98	14.94	1.33	1.35	(0.18)	24	21
12-31-2011	12.37	(0.05)	(0.92)	(0.97)	—	(0.07)	—	(0.07)	11.33	(7.83)	1.33	1.35[9]	(0.45)	23	25
12-31-2010	10.86	(0.05)	1.64	1.59	—	(0.08)	—	(0.08)	12.37	14.61	1.37	1.35[9]	(0.46)	24	19
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09	1.60	1.35	(0.15)	22	23
12-31-2008	15.23	—[10]	(6.54)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.84)	1.51	1.35	0.01	16	36

CLASS C

06-30-2013[6]	12.98	(0.08)	1.05	0.97	—	—	—	—	13.95	7.47[7]	1.26[8]	1.26[8]	(0.59)[7]	134	8
12-31-2012	11.33	(0.01)	1.71	1.70	—	(0.05)	—	(0.05)	12.98	15.00	1.28	1.27	(0.11)	121	21
12-31-2011	12.37	(0.04)	(0.92)	(0.96)	—	(0.08)	—	(0.08)	11.33	(7.76)	1.29	1.28	(0.36)	112	25
12-31-2010	10.86	(0.04)	1.63	1.59	—	(0.08)	—	(0.08)	12.37	14.61	1.29	1.33[9]	(0.39)	111	19
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09	1.43	1.35	(0.14)	89	23
12-31-2008	15.23	0.01	(6.55)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.79)	1.36	1.31	0.05	62	36

CLASS R1

06-30-2013[6]	12.98	(0.06)	1.04	0.98	—	—	—	—	13.96	7.55[7]	1.00[8]	0.99[8]	(0.46)[7]	8	8
12-31-2012	11.33	0.02	1.73	1.75	(0.04)	(0.06)	—	(0.10)	12.98	15.42	0.97	0.96	0.19	9	21
12-31-2011	12.38	(0.02)	(0.91)	(0.93)	—	(0.12)	—	(0.12)	11.33	(7.49)	0.99	0.98	(0.14)	8	25
12-31-2010	10.87	—[10]	1.63	1.63	—	(0.12)	—	(0.12)	12.38	14.99	0.91	0.96[9]	(0.03)	8	19
12-31-2009	8.05	0.08	2.79	2.87	(0.01)	(0.04)	—	(0.05)	10.87	35.66	1.16	1.05	0.81	6	23
12-31-2008	15.27	0.10	(6.63)	(6.53)	(0.06)	(0.63)	—	(0.69)	8.05	(42.56)	1.49	0.85	0.83	2	36

CLASS R2

06-30-2013[6]	12.89	(0.03)	1.03	1.00	—	—	—	—	13.89	7.76[7]	2.83[8]	0.62[8]	(0.25)[7]	1	8
12-31-2012[11]	12.49	0.09	0.44	0.53	(0.07)	(0.06)	—	(0.13)	12.89	4.27[7]	16.29[8]	0.62[8]	0.69[7]	—[12]	21[13]

CLASS R3

06-30-2013[6]	12.93	(0.06)	1.05	0.99	—	—	—	—	13.92	7.66[7]	0.88[8]	0.87[8]	(0.40)[7]	10	8
12-31-2012	11.28	0.03	1.72	1.75	(0.04)	(0.06)	—	(0.10)	12.93	15.53	0.88	0.88	0.27	10	21
12-31-2011	12.33	(0.01)	(0.90)	(0.91)	(0.02)	(0.12)	—	(0.14)	11.28	(7.41)	0.87	0.87	(0.06)	10	25
12-31-2010	10.82	0.01	1.63	1.64	(0.01)	(0.12)	—	(0.13)	12.33	15.21	0.85	0.84	0.06	12	19
12-31-2009	8.03	0.03	2.83	2.86	(0.03)	(0.04)	—	(0.07)	10.82	35.59	0.95	0.95	0.31	10	23
12-31-2008	15.22	0.07	(6.57)	(6.50)	(0.06)	(0.63)	—	(0.69)	8.03	(42.54)	0.91	0.86	0.59	6	36

CLASS R4

06-30-2013[6]	12.91	(0.03)	1.04	1.01	—	—	—	—	13.92	7.82[7]	0.60[8]	0.50[8]	(0.22)[7]	6	8
12-31-2012	11.27	0.06	1.73	1.79	(0.09)	(0.06)	—	(0.15)	12.91	15.86	0.59	0.53	0.52[8]	8	21
12-31-2011	12.32	0.04	(0.92)	(0.88)	(0.05)	(0.12)	—	(0.17)	11.27	(7.13)	0.61	0.61	0.33	8	25
12-31-2010	10.81	0.04	1.64	1.68	(0.05)	(0.12)	—	(0.17)	12.32	15.56	0.55	0.55	0.34	8	19
12-31-2009	8.01	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.81	36.09	0.62	0.62	0.68	9	23
12-31-2008	15.21	0.18	(6.66)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.01	(42.38)	0.66	0.56	1.56	6	36

26	Lifestyle Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Aggressive continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R5

06-30-2013[6]	12.92	(0.01)	1.03	1.02	—	—	—	—	13.94	7.89[7]	0.29[8]	0.28[8]	(0.11)[7]	9	8
12-31-2012	11.27	0.08	1.75	1.83	(0.12)	(0.06)	—	(0.18)	12.92	16.22	0.27	0.26	0.62	9	21
12-31-2011	12.31	0.08	(0.91)	(0.83)	(0.09)	(0.12)	—	(0.21)	11.27	(6.76)	0.26	0.25	0.67	12	25
12-31-2010	10.80	0.08	1.63	1.71	(0.08)	(0.12)	—	(0.20)	12.31	15.84	0.26	0.25	0.68	11	19
12-31-2009	8.00	0.09	2.83	2.92	(0.08)	(0.04)	—	(0.12)	10.80	36.51	0.32	0.32	0.97	10	23
12-31-2008	15.21	0.17	(6.62)	(6.45)	(0.13)	(0.63)	—	(0.76)	8.00	(42.18)	0.32	0.24	1.42	6	36

CLASS R6

06-30-2013[6]	12.89	—[10]	1.04	1.04	—	—	—	—	13.93	8.07[7]	0.52[8]	0.11[8]	(0.01)[7]	4	8
12-31-2012	11.24	0.36	1.49	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43	2.57	0.11	2.88	2	21
12-31-2011[14]	11.68	0.11	(0.33)	(0.22)	(0.10)	(0.12)	—	(0.22)	11.24	(1.87)[7]	16.56[8]	0.11[8]	0.95[7]	—[12]	25[15]

CLASS 1

06-30-2013[6]	12.89	—[10]	1.03	1.03	—	—	—	—	13.92	7.99[7]	0.11[8]	0.11[8]	(0.02)[7]	3,614	8
12-31-2012	11.24	0.13	1.72	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43	0.12	0.11	1.05	3,374	21
12-31-2011	12.28	0.10	(0.92)	(0.82)	(0.10)	(0.12)	—	(0.22)	11.24	(6.66)	0.11	0.11	0.78	3,164	25
12-31-2010	10.77	0.09	1.63	1.72	(0.09)	(0.12)	—	(0.21)	12.28	16.01	0.12	0.11	0.79	3,499	19
12-31-2009	7.98	0.10	2.83	2.93	(0.10)	(0.04)	—	(0.14)	10.77	36.70	0.11	0.11	1.11	3,052	23
12-31-2008	15.18	0.15	(6.57)	(6.42)	(0.15)	(0.63)	—	(0.78)	7.98	(42.08)	0.12	0.12	1.24	2,120	36

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.70% 1.29%, 0.73%–1.48%, 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40% and 0.49%–2.84% for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.
6 Six months ended 6-30-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture for the following periods ended: 12-31-11: 0.05% of average net assets for Class B shares. 12-31-10: 0.03%, 0.03%, 0.05% and 0.05% of average net assets for Class A, Class B, Class C and Class R1 shares, respectively. See Note 4.
10 Less than $0.005 per share.
11 The inception date for Class R2 shares is 3-1-12.
12 Less than $500,000.
13 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
14 The inception date for Class R6 shares is 9-1-11.
15 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Growth

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

06-30-2013[6]	13.53	0.01	0.91	0.92	—	—	—	—	14.45	6.80[7]	0.55[8]	0.54[8]	0.08[7]	1,028	7
12-31-2012	11.96	0.17	1.62	1.79	(0.16)	(0.06)	—	(0.22)	13.53	15.01	0.57	0.56	1.28	890	23
12-31-2011	12.89	0.15	(0.83)	(0.68)	(0.14)	(0.11)	—	(0.25)	11.96	(5.30)	0.58	0.57	1.14	699	24
12-31-2010	11.50	0.19	1.51	1.70	(0.18)	(0.13)	—	(0.31)	12.89	14.77	0.56	0.55	1.58	593	19
12-31-2009	8.73	0.21	2.81	3.02	(0.21)	(0.04)	—	(0.25)	11.50	34.54	0.64	0.62	2.17	417	26
12-31-2008	15.05	0.27	(5.85)	(5.58)	(0.26)	(0.48)	—	(0.74)	8.73	(36.89)	0.59	0.57	2.14	251	37

	Semiannual report | Lifestyle Portfolios	27
See notes to financial statements

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS B

06-30-2013[6]	13.57	(0.04)	0.90	0.86	—	—	—	—	14.43	6.34[7]	1.26[8]	1.26[8]	(0.03)[7]	111	7
12-31-2012	12.00	0.06	1.64	1.70	(0.07)	(0.06)	—	(0.13)	13.57	14.18	1.28	1.28	0.50	108	23
12-31-2011	12.92	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	12.00	(5.91)	1.29	1.30[9]	0.37	93	24
12-31-2010	11.54	0.08	1.51	1.59	(0.08)	(0.13)	—	(0.21)	12.92	13.81	1.29	1.35[9]	0.69	89	19
12-31-2009	8.77	0.13	2.81	2.94	(0.13)	(0.04)	—	(0.17)	11.54	33.53	1.48	1.35	1.32	75	26
12-31-2008	15.06	0.16	(5.81)	(5.65)	(0.16)	(0.48)	—	(0.64)	8.77	(37.35)	1.41	1.32	1.30	54	37

CLASS C

06-30-2013[6]	13.56	(0.04)	0.90	0.86	—	—	—	—	14.42	6.34[7]	1.25[8]	1.24[8]	(0.27)[7]	535	7
12-31-2012	11.99	0.07	1.63	1.70	(0.07)	(0.06)	—	(0.13)	13.56	14.21	1.27	1.26	0.52	485	23
12-31-2011	12.91	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	11.99	(5.90)	1.28	1.27	0.38	422	24
12-31-2010	11.53	0.10	1.51	1.61	(0.10)	(0.13)	—	(0.23)	12.91	13.93	1.25	1.25	0.84	404	19
12-31-2009	8.76	0.14	2.81	2.95	(0.14)	(0.04)	—	(0.18)	11.53	33.63	1.35	1.34	1.37	305	26
12-31-2008	15.05	0.17	(5.81)	(5.64)	(0.17)	(0.48)	—	(0.65)	8.76	(37.33)	1.30	1.29	1.36	206	37

CLASS R1

06-30-2013[6]	13.58	(0.01)	0.90	0.89	—	—	—	—	14.47	6.55[7]	0.89[8]	0.89[8]	(0.10)[7]	20	7
12-31-2012	12.01	0.13	1.63	1.76	(0.13)	(0.06)	—	(0.19)	13.58	14.67	0.87	0.86	0.97	19	23
12-31-2011	12.95	0.09	(0.81)	(0.72)	(0.11)	(0.11)	—	(0.22)	12.01	(5.59)	0.92	0.92	0.70	16	24
12-31-2010	11.57	0.15	1.50	1.65	(0.14)	(0.13)	—	(0.27)	12.95	14.28	0.87	0.86	1.24	15	19
12-31-2009	8.77	0.25	2.75	3.00	(0.16)	(0.04)	—	(0.20)	11.57	34.15	1.02	1.02	2.45	11	26
12-31-2008	15.10	0.34	(5.96)	(5.62)	(0.23)	(0.48)	—	(0.71)	8.77	(37.05)	1.34	0.83	2.81	3	37

CLASS R2

06-30-2013[6]	13.47	0.05	0.85	0.90	—	—	—	—	14.37	6.68[7]	2.03[8]	0.62[8]	0.34[7]	5	7
12-31-2012[10]	13.05	0.16	0.48	0.64	(0.16)	(0.06)	—	(0.22)	13.47	4.90[7]	16.20[8]	0.62[8]	1.21[7]	—[11]	23[12]

CLASS R3

06-30-2013[6]	13.52	(0.01)	0.90	0.89	—	—	—	—	14.41	6.58[7]	0.81[8]	0.81[8]	(0.06)[7]	22	7
12-31-2012	11.95	0.11	1.65	1.76	(0.13)	(0.06)	—	(0.19)	13.52	14.77	0.81	0.81	0.83	19	23
12-31-2011	12.88	0.10	(0.81)	(0.71)	(0.11)	(0.11)	—	(0.22)	11.95	(5.50)	0.81	0.81	0.80	22	24
12-31-2010	11.50	0.15	1.51	1.66	(0.15)	(0.13)	—	(0.28)	12.88	14.46	0.81	0.81	1.24	23	19
12-31-2009	8.73	0.18	2.81	2.99	(0.18)	(0.04)	—	(0.22)	11.50	34.26	0.88	0.88	1.77	19	26
12-31-2008	15.03	0.24	(5.84)	(5.60)	(0.22)	(0.48)	—	(0.70)	8.73	(37.06)	0.84	0.83	1.93	12	37

CLASS R4

06-30-2013[6]	13.51	0.02	0.90	0.92	—	—	—	—	14.43	6.81[7]	0.50[8]	0.39[8]	0.15[7]	20	7
12-31-2012	11.95	0.16	1.65	1.81	(0.19)	(0.06)	—	(0.25)	13.51	15.11	0.50	0.44	1.21	19	23
12-31-2011	12.88	0.14	(0.81)	(0.67)	(0.15)	(0.11)	—	(0.26)	11.95	(5.18)	0.52	0.52	1.08	17	24
12-31-2010	11.50	0.19	1.51	1.70	(0.19)	(0.13)	—	(0.32)	12.88	14.80	0.48	0.48	1.57	19	19
12-31-2009	8.72	0.21	2.82	3.03	(0.21)	(0.04)	—	(0.25)	11.50	34.73	0.54	0.54	2.11	16	26
12-31-2008	15.03	0.29	(5.86)	(5.57)	(0.26)	(0.48)	—	(0.74)	8.72	(36.87)	0.56	0.56	2.34	13	37

CLASS R5

06-30-2013[6]	13.52	0.04	0.90	0.94	—	—	—	—	14.46	6.95[7]	0.17[8]	0.17[8]	0.25[7]	32	7
12-31-2012	11.95	0.21	1.63	1.84	(0.21)	(0.06)	—	(0.27)	13.52	15.43	0.18	0.18	1.58	32	23
12-31-2011	12.88	0.19	(0.82)	(0.63)	(0.19)	(0.11)	—	(0.30)	11.95	(4.92)	0.21	0.20	1.49	26	24
12-31-2010	11.50	0.21	1.52	1.73	(0.22)	(0.13)	—	(0.35)	12.88	15.06	0.21	0.21	1.80	22	19
12-31-2009	8.72	0.25	2.81	3.06	(0.24)	(0.04)	—	(0.28)	11.50	35.09	0.26	0.26	2.48	18	26
12-31-2008	15.04	0.33	(5.87)	(5.54)	(0.30)	(0.48)	—	(0.78)	8.72	(36.64)	0.24	0.24	2.67	10	37

CLASS R6

06-30-2013[6]	13.47	0.05	0.89	0.94	—	—	—	—	14.41	6.98[7]	0.25[8]	0.11[8]	0.34[7]	12	7
12-31-2012	11.90	0.58	1.27	1.85	(0.22)	(0.06)	—	(0.28)	13.47	15.60	2.23	0.11	4.39	3	23
12-31-2011[13]	12.34	0.19	(0.32)	(0.13)	(0.20)	(0.11)	—	(0.31)	11.90	(1.07)[7]	15.94[8]	0.10[8]	1.58[7]	—[11]	24[14]

28	Lifestyle Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS 1

06-30-2013[6]	13.47	0.04	0.90	0.94	—	—	—	—	14.41	6.98[7]	0.11[8]	0.11[8]	0.29[7]	10,729	7
12-31-2012	11.91	0.21	1.63	1.84	(0.22)	(0.06)	—	(0.28)	13.47	15.50	0.11	0.11	1.64	10,106	23
12-31-2011	12.84	0.19	(0.81)	(0.62)	(0.20)	(0.11)	—	(0.31)	11.91	(4.84)	0.11	0.11	1.50	9,411	24
12-31-2010	11.45	0.23	1.52	1.75	(0.23)	(0.13)	—	(0.36)	12.84	15.30	0.11	0.11	1.92	10,305	19
12-31-2009	8.68	0.25	2.81	3.06	(0.25)	(0.04)	—	(0.29)	11.45	35.27	0.11	0.11	2.55	8,903	26
12-31-2008	15.00	0.32	(5.85)	(5.53)	(0.31)	(0.48)	—	(0.79)	8.68	(36.63)	0.12	0.12	2.49	6,345	37

CLASS 5

06-30-2013[6]	13.46	0.05	0.89	0.94	—	—	—	—	14.40	6.98[7]	0.06[8]	0.06[8]	0.32[7]	162	7
12-31-2012	11.90	0.23	1.62	1.85	(0.23)	(0.06)	—	(0.29)	13.46	15.57	0.06	0.06	1.78	142	23
12-31-2011	12.82	0.21	(0.81)	(0.60)	(0.21)	(0.11)	—	(0.32)	11.90	(4.72)	0.06	0.06	1.63	111	24
12-31-2010	11.44	0.25	1.50	1.75	(0.24)	(0.13)	—	(0.37)	12.82	15.28	0.06	0.06	2.07	98	19
12-31-2009	8.67	0.27	2.80	3.07	(0.26)	(0.04)	—	(0.30)	11.44	35.37	0.07	0.07	2.70	68	26
12-31-2008	14.98	0.35	(5.86)	(5.51)	(0.32)	(0.48)	—	(0.80)	8.67	(36.57)	0.07	0.07	2.78	41	37

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.63%–1.29%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40% and
0.49%–2.84% for the period ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.
6 Six months ended 6-30-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture for the following periods ended: 12-31-11: 0.02% of average net assets for Class B shares. 12-31-10: 0.07% of average net assets for Class B shares. See Note 4.
10 The inception date for Class R2 shares is 3-1-12.
11 Less than $500,000.
12 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
13 The inception date for Class R6 shares is 9-1-11.
14 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Balanced

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

06-30-2013[6]	13.61	0.06	0.56	0.62	(0.06)	—	—	(0.06)	14.17	4.53[7]	0.54[8]	0.54[8]	0.42[7]	1,207	7
12-31-2012	12.26	0.26	1.40	1.66	(0.24)	(0.07)	—	(0.31)	13.61	13.59	0.56	0.56	1.96	1,043	20
12-31-2011	12.96	0.28	(0.62)	(0.34)	(0.26)	(0.10)	—	(0.36)	12.26	(2.62)	0.57	0.57	2.17	751	23
12-31-2010	11.85	0.31	1.23	1.54	(0.30)	(0.13)	—	(0.43)	12.96	13.13	0.54	0.54	2.55	588	19
12-31-2009	9.22	0.35	2.65	3.00	(0.33)	(0.04)	—	(0.37)	11.85	32.87	0.57	0.56	3.35	408	31[9]
12-31-2008	14.54	0.45	(4.96)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.22	(31.63)	0.54	0.54	3.60	249	36

CLASS B

06-30-2013[6]	13.61	—[10]	0.56	0.56	(0.01)	—	—	(0.01)	14.16	4.09[7]	1.30[8]	1.30[8]	0.03[7]	110	7
12-31-2012	12.26	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.61	12.80	1.29	1.28	1.18	107	20
12-31-2011	12.96	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.26	(3.30)	1.29	1.29	1.41	85	23
12-31-2010	11.85	0.20	1.24	1.44	(0.20)	(0.13)	—	(0.33)	12.96	12.23	1.28	1.31[11]	1.67	74	19
12-31-2009	9.21	0.25	2.68	2.93	(0.25)	(0.04)	—	(0.29)	11.85	31.99	1.40	1.35	2.44	64	31[9]
12-31-2008	14.53	0.33	(4.94)	(4.61)	(0.32)	(0.39)	—	(0.71)	9.21	(32.22)	1.36	1.32	2.66	46	36

	Semiannual report | Lifestyle Portfolios	29
See notes to financial statements

Financial highlights

Continued

Lifestyle Balanced continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS C

06-30-2013[6]	13.62	0.01	0.56	0.57	(0.01)	—	—	(0.01)	14.18	4.16[7]	1.25[8]	1.24[8]	0.07[7]	652	7
12-31-2012	12.27	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.62	12.81	1.26	1.26	1.19	579	20
12-31-2011	12.97	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.27	(3.29)	1.27	1.27	1.37	484	23
12-31-2010	11.86	0.22	1.23	1.45	(0.21)	(0.13)	—	(0.34)	12.97	12.34	1.24	1.24	1.82	448	19
12-31-2009	9.22	0.27	2.67	2.94	(0.26)	(0.04)	—	(0.30)	11.86	32.08	1.27	1.26	2.63	327	31[9]
12-31-2008	14.55	0.34	(4.95)	(4.61)	(0.33)	(0.39)	—	(0.72)	9.22	(32.19)	1.24	1.24	2.76	209	36

CLASS R1

06-30-2013[6]	13.57	0.03	0.55	0.58	(0.03)	—	—	(0.03)	14.12	4.29[7]	0.89[8]	0.89[8]	0.23[7]	17	7
12-31-2012	12.22	0.20	1.42	1.62	(0.20)	(0.07)	—	(0.27)	13.57	13.29	0.86	0.86	1.52	17	20
12-31-2011	12.92	0.22	(0.60)	(0.38)	(0.22)	(0.10)	—	(0.32)	12.22	(2.94)	0.94	0.94	1.68	16	23
12-31-2010	11.82	0.26	1.23	1.49	(0.26)	(0.13)	—	(0.39)	12.92	12.75	0.88	0.88	2.17	15	19
12-31-2009	9.20	0.43	2.51	2.94	(0.28)	(0.04)	—	(0.32)	11.82	32.21	1.07	1.07	3.96	10	31[9]
12-31-2008	14.53	0.44	(5.01)	(4.57)	(0.37)	(0.39)	—	(0.76)	9.20	(32.01)	2.58	1.06	3.69	1	36

CLASS R2

06-30-2013[6]	13.56	0.11	0.50	0.61	(0.05)	—	—	(0.05)	14.12	4.52[7]	3.02[8]	0.62[8]	0.76[7]	2	7
12-31-2012[12]	13.15	0.24	0.48	0.72	(0.24)	(0.07)	—	(0.31)	13.56	5.48[7]	16.33[8]	0.61[8]	1.78[7]	—[13]	20[14]

CLASS R3

06-30-2013[6]	13.59	0.04	0.55	0.59	(0.04)	—	—	(0.04)	14.14	4.35[7]	0.78[8]	0.78[8]	0.29[7]	35	7
12-31-2012	12.24	0.21	1.42	1.63	(0.21)	(0.07)	—	(0.28)	13.59	13.38	0.78	0.77	1.62	33	20
12-31-2011	12.94	0.23	(0.59)	(0.36)	(0.24)	(0.10)	—	(0.34)	12.24	(2.82)	0.79	0.78	1.79	36	23
12-31-2010	11.83	0.28	1.23	1.51	(0.27)	(0.13)	—	(0.40)	12.94	12.89	0.79	0.79	2.28	39	19
12-31-2009	9.20	0.30	2.67	2.97	(0.30)	(0.04)	—	(0.34)	11.83	32.62	0.84	0.84	2.94	30	31[9]
12-31-2008	14.52	0.40	(4.95)	(4.55)	(0.38)	(0.39)	—	(0.77)	9.20	(31.89)	0.81	0.80	3.21	20	36

CLASS R4

06-30-2013[6]	13.59	0.07	0.55	0.62	(0.07)	—	—	(0.07)	14.14	4.55[7]	0.46[8]	0.36[8]	0.50[7]	72	7
12-31-2012	12.24	0.28	1.40	1.68	(0.26)	(0.07)	—	(0.33)	13.59	13.77	0.46	0.39	2.10	70	20
12-31-2011	12.94	0.28	(0.60)	(0.32)	(0.28)	(0.10)	—	(0.38)	12.24	(2.52)	0.50	0.50	2.13	26	23
12-31-2010	11.84	0.31	1.23	1.54	(0.31)	(0.13)	—	(0.44)	12.94	13.19	0.45	0.45	2.53	29	19
12-31-2009	9.20	0.35	2.66	3.01	(0.33)	(0.04)	—	(0.37)	11.84	33.10	0.53	0.53	3.37	24	31[9]
12-31-2008	14.52	0.43	(4.94)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.20	(31.68)	0.52	0.52	3.51	14	36

CLASS R5

06-30-2013[6]	13.60	0.08	0.56	0.64	(0.08)	—	—	(0.08)	14.16	4.73[7]	0.18[8]	0.18[8]	0.59[7]	40	7
12-31-2012	12.26	0.28	1.42	1.70	(0.29)	(0.07)	—	(0.36)	13.60	13.96	0.17	0.17	2.13	39	20
12-31-2011	12.96	0.31	(0.60)	(0.29)	(0.31)	(0.10)	—	(0.41)	12.26	(2.23)	0.18	0.18	2.42	42	23
12-31-2010	11.85	0.35	1.23	1.58	(0.34)	(0.13)	—	(0.47)	12.96	13.52	0.18	0.18	2.89	38	19
12-31-2009	9.21	0.39	2.65	3.04	(0.36)	(0.04)	—	(0.40)	11.85	33.45	0.22	0.22	3.74	27	31[9]
12-31-2008	14.52	0.54	(5.01)	(4.47)	(0.45)	(0.39)	—	(0.84)	9.21	(31.40)	0.21	0.21	4.46	15	36

CLASS R6

06-30-2013[6]	13.55	0.10	0.55	0.65	(0.09)	—	—	(0.09)	14.11	4.79[7]	0.24[8]	0.11[8]	0.71[7]	13	7
12-31-2012	12.21	0.46	1.25	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09	1.15	0.11	3.50	5	20
12-31-2011[15]	12.56	0.21	(0.24)	(0.03)	(0.22)	(0.10)	—	(0.32)	12.21	(0.22)[7]	16.36[8]	0.10[8]	1.69[7]	—[13]	23[16]

CLASS 1

06-30-2013[6]	13.55	0.09	0.55	0.64	(0.09)	—	—	(0.09)	14.10	4.71[7]	0.11[8]	0.11[8]	0.62[7]	11,485	7
12-31-2012	12.21	0.30	1.41	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09	0.11	0.11	2.31	10,974	20
12-31-2011	12.90	0.32	(0.59)	(0.27)	(0.32)	(0.10)	—	(0.42)	12.21	(2.10)	0.11	0.11	2.49	9,822	23
12-31-2010	11.80	0.35	1.23	1.58	(0.35)	(0.13)	—	(0.48)	12.90	13.57	0.11	0.11	2.88	10,003	19
12-31-2009	9.17	0.38	2.66	3.04	(0.37)	(0.04)	—	(0.41)	11.80	33.59	0.11	0.11	3.65	8,557	31[9]
12-31-2008	14.47	0.47	(4.91)	(4.44)	(0.47)	(0.39)	—	(0.86)	9.17	(31.37)	0.12	0.12	3.79	6,241	36

30	Lifestyle Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Balanced continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS 5

06-30-2013[6]	13.55	0.09	0.56	0.65	(0.09)	—	—	(0.09)	14.11	4.81[7]	0.06[8]	0.06[8]	0.66[7]	97	7
12-31-2012	12.21	0.33	1.39	1.72	(0.31)	(0.07)	—	(0.38)	13.55	14.14	0.06	0.06	2.49	85	20
12-31-2011	12.91	0.34	(0.61)	(0.27)	(0.33)	(0.10)	—	(0.43)	12.21	(2.13)	0.06	0.06	2.65	60	23
12-31-2010	11.80	0.37	1.23	1.60	(0.36)	(0.13)	—	(0.49)	12.91	13.71	0.06	0.06	3.07	49	19
12-31-2009	9.17	0.40	2.65	3.05	(0.38)	(0.04)	—	(0.42)	11.80	33.66	0.07	0.07	3.89	32	31[9]
12-31-2008	14.48	0.50	(4.95)	(4.45)	(0.47)	(0.39)	—	(0.86)	9.17	(31.38)	0.07	0.07	4.07	18	36

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.62%–1.29%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40% and
0.49%–2.84% for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.
6 Six months ended 6-30-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Excludes merger activity.
10 Less than $0.005 per share.
11 Includes the impact of expense recapture which amounted to 0.03% of average net assets. See Note 4.
12 The inception date for Class R2 shares is 3-1-12.
13 Less than $500,000.
14 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
15 The inception date for Class R6 shares is 9-1-11.
16 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Moderate

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

06-30-2013[6]	13.35	0.10	0.25	0.35	(0.10)	—	—	(0.10)	13.60	2.58[7]	0.55[8]	0.55[8]	0.73[7]	470	6
12-31-2012	12.28	0.33	1.13	1.46	(0.31)	(0.08)	—	(0.39)	13.35	11.94	0.57	0.57	2.50	399	18
12-31-2011	12.63	0.38	(0.29)	0.09	(0.35)	(0.09)	—	(0.44)	12.28	0.73	0.58	0.58	2.96	299	19
12-31-2010	11.77	0.41	0.97	1.38	(0.39)	(0.13)	—	(0.52)	12.63	11.85	0.55	0.55	3.37	220	20
12-31-2009	9.59	0.45	2.19	2.64	(0.42)	(0.04)	—	(0.46)	11.77	27.88	0.54	0.54	4.27	146	29
12-31-2008	13.57	0.58	(3.76)	(3.18)	(0.54)	(0.26)	—	(0.80)	9.59	(23.88)	0.53	0.53	4.81	86	32

CLASS B

06-30-2013[6]	13.34	0.05	0.24	0.29	(0.04)	—	—	(0.04)	13.59	2.21[7]	1.28[8]	1.28[8]	0.34[7]	44	6
12-31-2012	12.27	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.34	11.14	1.30	1.30	1.74	45	18
12-31-2011	12.63	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.27	(0.08)	1.32	1.32	2.22	35	19
12-31-2010	11.76	0.30	0.99	1.29	(0.29)	(0.13)	—	(0.42)	12.63	11.05	1.30	1.34[9]	2.50	26	20
12-31-2009	9.58	0.35	2.20	2.55	(0.33)	(0.04)	—	(0.37)	11.76	26.91	1.41	1.35	3.33	20	29
12-31-2008	13.56	0.45	(3.74)	(3.29)	(0.43)	(0.26)	—	(0.69)	9.58	(24.56)	1.39	1.36	3.70	14	32

CLASS C

06-30-2013[6]	13.35	0.05	0.25	0.30	(0.05)	—	—	(0.05)	13.60	2.22[7]	1.25[8]	1.25[8]	0.37[7]	322	6
12-31-2012	12.28	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.35	11.17	1.27	1.27	1.77	288	18
12-31-2011	12.64	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.28	(0.05)	1.28	1.28	2.21	227	19
12-31-2010	11.77	0.32	0.98	1.30	(0.30)	(0.13)	—	(0.43)	12.64	11.15	1.25	1.25	2.67	183	20
12-31-2009	9.59	0.38	2.18	2.56	(0.34)	(0.04)	—	(0.38)	11.77	27.00	1.25	1.25	3.58	116	29
12-31-2008	13.57	0.48	(3.75)	(3.27)	(0.45)	(0.26)	—	(0.71)	9.59	(24.44)	1.25	1.25	4.02	69	32

	Semiannual report | Lifestyle Portfolios	31
See notes to financial statements

Financial highlights

Continued

Lifestyle Moderate continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R1

06-30-2013[6]	13.35	0.06	0.25	0.31	(0.07)	—	—	(0.07)	13.59	2.32[7]	0.94[8]	0.94[8]	0.50[7]	10	6
12-31-2012	12.27	0.27	1.15	1.42	(0.26)	(0.08)	—	(0.34)	13.35	11.58	0.96	0.96	2.10	10	18
12-31-2011	12.63	0.30	(0.27)	0.03	(0.30)	(0.09)	—	(0.39)	12.27	0.21	1.03	1.03	2.32	7	19
12-31-2010	11.76	0.33	1.00	1.33	(0.33)	(0.13)	—	(0.46)	12.63	11.45	0.93	0.98[9]	2.72	7	20
12-31-2009	9.58	0.50	2.09	2.59	(0.37)	(0.04)	—	(0.41)	11.76	27.35	1.14	1.06	4.57	6	29
12-31-2008	13.58	0.64	(3.87)	(3.23)	(0.51)	(0.26)	—	(0.77)	9.58	(24.21)	1.97	0.85	5.39	2	32

CLASS R2

06-30-2013[6]	13.32	0.16	0.17	0.33	(0.09)	—	—	(0.09)	13.56	2.49[7]	5.03[8]	0.62[8]	1.17[7]	1	6
12-31-2012[10]	12.96	0.30	0.45	0.75	(0.31)	(0.08)	—	(0.39)	13.32	5.80[7]	16.03[8]	0.62[8]	2.29[7]	—[11]	18[12]

CLASS R3

06-30-2013[6]	13.33	0.08	0.23	0.31	(0.07)	—	—	(0.07)	13.57	2.36[7]	0.87[8]	0.87[8]	0.55[7]	11	6
12-31-2012	12.26	0.27	1.16	1.43	(0.28)	(0.08)	—	(0.36)	13.33	11.64	0.88	0.88	2.08	10	18
12-31-2011	12.62	0.32	(0.27)	0.05	(0.32)	(0.09)	—	(0.41)	12.26	0.38	0.88	0.88	2.54	10	19
12-31-2010	11.76	0.35	0.99	1.34	(0.35)	(0.13)	—	(0.48)	12.62	11.56	0.87	0.87	2.87	10	20
12-31-2009	9.58	0.39	2.21	2.60	(0.38)	(0.04)	—	(0.42)	11.76	27.43	0.95	0.95	3.72	8	29
12-31-2008	13.57	0.55	(3.78)	(3.23)	(0.50)	(0.26)	—	(0.76)	9.58	(24.22)	1.00	0.86	4.55	5	32

CLASS R4

06-30-2013[6]	13.31	0.11	0.24	0.35	(0.10)	—	—	(0.10)	13.56	2.63[7]	0.53[8]	0.43[8]	0.77[7]	13	6
12-31-2012	12.24	0.33	1.14	1.47	(0.32)	(0.08)	—	(0.40)	13.31	12.02	0.57	0.51	2.51	11	18
12-31-2011	12.60	0.36	(0.28)	0.08	(0.35)	(0.09)	—	(0.44)	12.24	0.65	0.63	0.63	2.81	8	19
12-31-2010	11.74	0.40	0.97	1.37	(0.38)	(0.13)	—	(0.51)	12.60	11.84	0.58	0.60[9]	3.30	7	20
12-31-2009	9.57	0.40	2.22	2.62	(0.41)	(0.04)	—	(0.45)	11.74	27.71	0.70	0.66	3.83	5	29
12-31-2008	13.55	0.56	(3.75)	(3.19)	(0.53)	(0.26)	—	(0.79)	9.57	(23.94)	0.79	0.57	4.66	4	32

CLASS R5

06-30-2013[6]	13.32	0.12	0.24	0.36	(0.12)	—	—	(0.12)	13.56	2.68[7]	0.29[8]	0.29[8]	0.87[7]	11	6
12-31-2012	12.26	0.31	1.19	1.50	(0.36)	(0.08)	—	(0.44)	13.32	12.26	0.27	0.27	2.41	9	18
12-31-2011	12.62	0.41	(0.28)	0.13	(0.40)	(0.09)	—	(0.49)	12.26	1.00	0.24	0.24	3.21	15	19
12-31-2010	11.75	0.46	0.97	1.43	(0.43)	(0.13)	—	(0.56)	12.62	12.35	0.24	0.24	3.75	11	20
12-31-2009	9.58	0.46	2.19	2.65	(0.44)	(0.04)	—	(0.48)	11.75	28.10	0.32	0.32	4.39	8	29
12-31-2008	13.56	0.63	(3.78)	(3.15)	(0.57)	(0.26)	—	(0.83)	9.58	(23.67)	0.36	0.23	5.27	5	32

CLASS R6

06-30-2013[6]	13.31	0.14	0.23	0.37	(0.13)	—	—	(0.13)	13.55	2.76[7]	0.37[8]	0.11[8]	1.01[7]	5	6
12-31-2012	12.24	0.62	0.90	1.52	(0.37)	(0.08)	—	(0.45)	13.31	12.50	4.79	0.11	4.66	2	18
12-31-2011[13]	12.51	0.24	(0.17)	0.07	(0.25)	(0.09)	—	(0.34)	12.24	0.60[7]	16.24[8]	0.11[8]	1.94[7]	—[11]	19[14]

CLASS 1

06-30-2013[6]	13.32	0.13	0.24	0.37	(0.13)	—	—	(0.13)	13.56	2.75[7]	0.11[8]	0.11[8]	0.93[7]	3,496	6
12-31-2012	12.25	0.37	1.15	1.52	(0.37)	(0.08)	—	(0.45)	13.32	12.49	0.11	0.11	2.87	3,414	18
12-31-2011	12.61	0.41	(0.27)	0.14	(0.41)	(0.09)	—	(0.50)	12.25	1.12	0.11	0.11	3.26	3,057	19
12-31-2010	11.74	0.44	1.00	1.44	(0.44)	(0.13)	—	(0.57)	12.61	12.43	0.11	0.11	3.66	3,026	20
12-31-2009	9.56	0.47	2.21	2.68	(0.46)	(0.04)	—	(0.50)	11.74	28.49	0.11	0.11	4.49	2,503	29
12-31-2008	13.54	0.59	(3.73)	(3.14)	(0.58)	(0.26)	—	(0.84)	9.56	(23.63)	0.12	0.12	4.90	1,857	32

CLASS 5

06-30-2013[6]	13.31	0.13	0.24	0.37	(0.13)	—	—	(0.13)	13.55	2.78[7]	0.06[8]	0.06[8]	0.96[7]	43	6
12-31-2012	12.24	0.39	1.14	1.53	(0.38)	(0.08)	—	(0.46)	13.31	12.56	0.06	0.06	3.03	39	18
12-31-2011	12.60	0.44	(0.29)	0.15	(0.42)	(0.09)	—	(0.51)	12.24	1.17	0.06	0.06	3.43	27	19
12-31-2010	11.73	0.47	0.97	1.44	(0.44)	(0.13)	—	(0.57)	12.60	12.50	0.06	0.06	3.87	22	20
12-31-2009	9.56	0.51	2.17	2.68	(0.47)	(0.04)	—	(0.51)	11.73	28.45	0.07	0.07	4.78	14	29
12-31-2008	13.54	0.67	(3.80)	(3.13)	(0.59)	(0.26)	—	(0.85)	9.56	(23.59)	0.07	0.07	5.70	8	32

32	Lifestyle Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolios was as follows: 0.62%–1.29%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.14%, 0.49%–1.17% and
0.49%–2.40% for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.
6 Six months ended 6-30-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.04%, 0.05% and 0.02% for Class B, Class R1 and Class R4, respectively, of average net assets. See Note 4.
10 The inception date for Class R2 shares is 3-1-12.
11 Less than $500,000.
12 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
13 The inception date for Class R6 shares is 9-1-11.
14 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Conservative

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS A

06-30-2013[6]	13.44	0.13	(0.06)	0.07	(0.13)	—	—	(0.13)	13.38	0.48[7]	0.55[8]	0.55[8]	0.94[7]	512	7
12-31-2012	12.63	0.38	0.88	1.26	(0.37)	(0.08)	—	(0.45)	13.44	10.03	0.56	0.56	2.89	472	14
12-31-2011	12.77	0.46	(0.11)	0.35	(0.43)	(0.06)	—	(0.49)	12.63	2.75	0.58	0.58	3.61	340	15
12-31-2010	12.15	0.48	0.71	1.19	(0.45)	(0.12)	—	(0.57)	12.77	9.96	0.55	0.55	3.78	218	24
12-31-2009	10.39	0.54	1.77	2.31	(0.50)	(0.05)	—	(0.55)	12.15	22.53	0.52	0.52	4.80	141	24
12-31-2008	13.32	0.73	(2.75)	(2.02)	(0.63)	(0.28)	—	(0.91)	10.39	(15.41)	0.53	0.53	6.01	87	33

CLASS B

06-30-2013[6]	13.44	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	13.38	0.11[7]	1.27[8]	1.27[8]	0.57[7]	49	7
12-31-2012	12.63	0.28	0.88	1.16	(0.27)	(0.08)	—	(0.35)	13.44	9.24	1.30	1.30	2.13	48	14
12-31-2011	12.77	0.35	(0.10)	0.25	(0.33)	(0.06)	—	(0.39)	12.63	2.01	1.31	1.31	2.75	37	15
12-31-2010	12.15	0.37	0.73	1.10	(0.36)	(0.12)	—	(0.48)	12.77	9.16	1.29	1.29	2.96	28	24
12-31-2009	10.40	0.44	1.77	2.21	(0.41)	(0.05)	—	(0.46)	12.15	21.46	1.35	1.35	3.88	21	24
12-31-2008	13.32	0.59	(2.70)	(2.11)	(0.53)	(0.28)	—	(0.81)	10.40	(16.04)	1.36	1.34	4.81	13	33

CLASS C

06-30-2013[6]	13.43	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	13.37	0.13[7]	1.25[8]	1.25[8]	0.60[7]	361	7
12-31-2012	12.62	0.29	0.88	1.17	(0.28)	(0.08)	—	(0.36)	13.43	9.28	1.26	1.26	2.17	335	14
12-31-2011	12.77	0.36	(0.11)	0.25	(0.34)	(0.06)	—	(0.40)	12.62	1.95	1.28	1.28	2.81	254	15
12-31-2010	12.14	0.39	0.72	1.11	(0.36)	(0.12)	—	(0.48)	12.77	9.28	1.24	1.24	3.10	189	24
12-31-2009	10.39	0.46	1.76	2.22	(0.42)	(0.05)	—	(0.47)	12.14	21.58	1.24	1.24	4.08	119	24
12-31-2008	13.32	0.62	(2.73)	(2.11)	(0.54)	(0.28)	—	(0.82)	10.39	(16.03)	1.24	1.24	5.05	73	33

CLASS R1

06-30-2013[6]	13.43	0.10	(0.05)	0.05	(0.10)	—	—	(0.10)	13.38	0.35[7]	0.92[8]	0.92[8]	0.74[7]	9	7
12-31-2012	12.62	0.31	0.88	1.19	(0.30)	(0.08)	—	(0.38)	13.43	9.52	1.07	1.07	2.36	9	14
12-31-2011	12.78	0.33	(0.05)	0.28	(0.38)	(0.06)	—	(0.44)	12.62	2.19	1.06	1.06	2.57	7	15
12-31-2010	12.15	0.41	0.74	1.15	(0.40)	(0.12)	—	(0.52)	12.78	9.56	0.88	0.93[9]	3.24	8	24
12-31-2009	10.41	0.57	1.66	2.23	(0.44)	(0.05)	—	(0.49)	12.15	21.74	1.16	1.06	5.00	7	24
12-31-2008	13.34	1.02	(3.07)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.41	(15.62)	2.31	0.88	8.75	2	33

CLASS R2

06-30-2013[6]	13.42	0.17	(0.10)	0.07	(0.12)	—	—	(0.12)	13.37	0.53[7]	4.80[8]	0.62[8]	1.25[7]	1	7
12-31-2012[10]	13.12	0.35	0.39	0.74	(0.36)	(0.08)	—	(0.44)	13.42	5.73[7]	10.39[8]	0.62[8]	2.64[7]	—[11]	14[12]

CLASS R3

06-30-2013[6]	13.41	0.11	(0.06)	0.05	(0.11)	—	—	(0.11)	13.35	0.33[7]	0.77[8]	0.77[8]	0.84[7]	12	7
12-31-2012	12.60	0.31	0.91	1.22	(0.33)	(0.08)	—	(0.41)	13.41	9.71	0.97	0.97	2.38	11	14
12-31-2011	12.76	0.40	(0.11)	0.29	(0.39)	(0.06)	—	(0.45)	12.60	2.30	0.88	0.88	3.08	10	15
12-31-2010	12.14	0.42	0.74	1.16	(0.42)	(0.12)	—	(0.54)	12.76	9.68	0.86	0.86	3.36	11	24
12-31-2009	10.40	0.46	1.79	2.25	(0.46)	(0.05)	—	(0.51)	12.14	21.94	0.92	0.92	4.14	8	24
12-31-2008	13.33	0.54	(2.59)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.40	(15.62)	0.90	0.83	4.27	6	33

	Semiannual report | Lifestyle Portfolios	33
See notes to financial statements

Financial highlights

Continued

Lifestyle Conservative continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)[5]	(%)[5]	(loss) (%)[1]	($)	(%)

CLASS R4

06-30-2013[6]	13.42	0.14	(0.07)	0.07	(0.13)	—	—	(0.13)	13.36	0.51[7]	0.57[8]	0.47[8]	1.05[7]	11	7
12-31-2012	12.61	0.36	0.90	1.26	(0.37)	(0.08)	—	(0.45)	13.42	10.06	0.60	0.54	2.72	8	14
12-31-2011	12.76	0.45	(0.11)	0.34	(0.43)	(0.06)	—	(0.49)	12.61	2.65	0.63	0.63	3.50	9	15
12-31-2010	12.13	0.47	0.72	1.19	(0.44)	(0.12)	—	(0.56)	12.76	9.90	0.61	0.67[9]	3.77	7	24
12-31-2009	10.39	0.52	1.75	2.27	(0.48)	(0.05)	—	(0.53)	12.13	22.22	0.77	0.66	4.60	4	24
12-31-2008	13.31	0.64	(2.65)	(2.01)	(0.63)	(0.28)	—	(0.91)	10.39	(15.38)	0.87	0.57	5.21	3	33

CLASS R5

06-30-2013[6]	13.43	0.15	(0.06)	0.09	(0.15)	—	—	(0.15)	13.37	0.66[7]	0.16[8]	0.16[8]	1.11[7]	16	7
12-31-2012	12.62	0.41	0.89	1.30	(0.41)	(0.08)	—	(0.49)	13.43	10.37	0.31	0.31	3.11	15	14
12-31-2011	12.77	0.50	(0.12)	0.38	(0.47)	(0.06)	—	(0.53)	12.62	3.00	0.24	0.24	3.91	16	15
12-31-2010	12.15	0.50	0.74	1.24	(0.50)	(0.12)	—	(0.62)	12.77	10.34	0.23	0.23	3.96	9	24
12-31-2009	10.40	0.57	1.75	2.32	(0.52)	(0.05)	—	(0.57)	12.15	22.67	0.33	0.33	5.08	9	24
12-31-2008	13.32	0.86	(2.83)	(1.97)	(0.67)	(0.28)	—	(0.95)	10.40	(15.10)	0.52	0.25	7.19	4	33

CLASS R6

06-30-2013[6]	13.42	0.17	(0.08)	0.09	(0.16)	—	—	(0.16)	13.35	0.64[7]	0.57[8]	0.11[8]	1.25[7]	3	7
12-31-2012	12.61	0.51	0.81	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56	2.50	0.11	3.83	2	14
12-31-2011[13]	12.81	0.27	(0.12)	0.15	(0.29)	(0.06)	—	(0.35)	12.61	1.16[7]	16.16[8]	0.11[8]	2.13[7]	—[11]	15[14]

CLASS 1

06-30-2013[6]	13.42	0.16	(0.06)	0.10	(0.16)	—	—	(0.16)	13.36	0.71[7]	0.11[8]	0.11[8]	1.14[7]	2,937	7
12-31-2012	12.61	0.43	0.89	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56	0.11	0.11	3.28	3,090	14
12-31-2011	12.76	0.50	(0.10)	0.40	(0.49)	(0.06)	—	(0.55)	12.61	3.16	0.11	0.11	3.85	2,626	15
12-31-2010	12.13	0.51	0.75	1.26	(0.51)	(0.12)	—	(0.63)	12.76	10.51	0.11	0.11	4.08	2,391	24
12-31-2009	10.38	0.56	1.78	2.34	(0.54)	(0.05)	—	(0.59)	12.13	22.96	0.12	0.12	4.99	1,931	24
12-31-2008	13.30	0.71	(2.67)	(1.96)	(0.68)	(0.28)	—	(0.96)	10.38	(15.02)	0.12	0.12	5.71	1,393	33

1 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.62%–1.29%, 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.13%, 0.49%–1.09% and
0.49%–2.40% for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.
6 Six months ended 6-30-13. Unaudited.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture, which amounted to less than 0.005%, 0.05% and 0.06% of average net assets for Class B, Class R1 and Class R4 shares, respectively. See Note 4.
10 The inception date for Class R2 shares is 3-1-12.
11 Less than $500,000.
12 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
13 The inception date for Class R6 shares is 9-1-11.
14 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

34	Lifestyle Portfolios | Semiannual report
See notes to financial statements

Notes to financial statements

(Unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust is a series company, which means it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers multiple investment funds, five of which (collectively, Lifestyle Portfolios or the portfolios, and individually the portfolio) are presented in this report. The Lifestyle Portfolios are a series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 Plan. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the underlying funds of the portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Semiannual report | Lifestyle Portfolios	35

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. Prior to March 27, 2013, the portfolios participated in a $200 million for unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. For the six months ended June 30, 2013, the portfolios had no borrowings under either line of credit.

The commitment fees for the six months ended June 30, 2013 were as follows:

Portfolio	Commitment fees

Lifestyle Aggressive	$756
Lifestyle Growth	1,985
Lifestyle Balanced	2,141
Lifestyle Moderate	815
Lifestyle Conservative	757

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2012:

	Capital Loss Carryforward
	Expiring at December 31,			No Expiration Date

Portfolio	2016	2017	2018	Short-term	Long-term

Lifestyle Aggressive	—	$354,683,144	$69,388,579	—	—
Lifestyle Growth	$73,093,672	966,013,756	—	—	—
Lifestyle Balanced	—	949,636,213	57,148,343	—	—
Lifestyle Moderate	—	89,726,256	17,269,113	—	—
Lifestyle Conservative	—	24,617,601	4,934,051	—	—

As of December 31, 2012, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2013, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifestyle Aggressive	$3,299,585,336	$789,287,196	($8,486,760)	$780,800,436
Lifestyle Growth	10,540,872,208	2,160,004,463	(26,179,843)	2,133,824,620
Lifestyle Balanced	11,846,981,435	1,909,525,037	(28,891,406)	1,880,633,631
Lifestyle Moderate	4,021,935,498	428,778,917	(25,470,309)	403,308,608
Lifestyle Conservative	3,695,200,575	233,742,423	(18,859,770)	214,882,653

36	Lifestyle Portfolios | Semiannual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Lifestyle Aggressive and Lifestyle Growth Portfolios generally declare and pay income dividends and capital gain distributions, if any, at least annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative Portfolios generally declare and pay income dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals for all portfolios.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor), serves as investment adviser for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on assets invested in a fund of the Trust or JHF III and (b) a fee on assets not invested in a fund of the Trust or JHF III (other assets). The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the portfolios and the corresponding John Hancock Variable Insurance Trust (JHVIT) Lifestyle Trusts and is equivalent to the sum of: (a) 0.05% of the first $7.5 billion of aggregate net assets and (b) 0.04% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the portfolios and the corresponding JHVIT Lifestyle Trusts and is equivalent to the sum of: (a) 0.50% of the first $7.5 billion of aggregate net assets and (b) 0.49% of the excess over $7.5 billion of aggregate net assets.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. QS Investors, LLC also acts as subadvisor consultant. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. Effective May 1, 2013, the Advisor contractually agreed to reduce its management fee for each portfolio, in an amount equal to the amount by which the expenses, excluding fund level expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and short dividend expense and expenses for Class R2 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.56% and 0.05%, respectively, of the average daily net assets attributable to the classes. In addition, the Advisor contractually agreed to reduce its management fee for Lifestyle Aggressive Portfolio Class B shares, to the extent that the above expenses exceed 1.29% of the average daily net assets. The current fee waivers will continue in effect until at least April 30, 2014, unless renewed by mutual agreement of the portfolios and the Advisor.

The Advisor voluntarily agreed to reduce its management fee for each portfolio, in an amount equal to the amount by which the expenses, excluding fund level expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees, Rule 12b-1 fees transfer agent fees and service fees, state registration fees, printing and postage fees and short dividend expense and expenses of the fund exceed 0.10% of the average net assets of the fund. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the Trust.

Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and the underlying investments (after payment of any subadvisory fees) does not exceed 0.50% of the Lifestyle portfolio’s first $7.5 billion of average daily net assets and 0.49% of the portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time by the Advisor upon notice to the Trust.

Semiannual report | Lifestyle Portfolios	37

For the six months ended June 30, 2013, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

		Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total

Lifestyle Aggressive	$5,474	$842	$2,758	$192	$8,867	$214	$172	$199	$5,614	$75,674	—	$100,006
Lifestyle Growth	13,802	1,570	7,395	285	8,956	293	277	466	5,258	150,174	$2,177	190,653
Lifestyle Balanced	11,899	1,158	6,544	185	8,962	366	744	414	5,182	119,158	962	155,574
Lifestyle Moderate	—	—	—	—	9,148	—	—	—	5,435	—	—	14,583
Lifestyle Conservative	—	—	—	—	9,119	—	—	—	5,776	—	—	14,895

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended June 30, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amount recovered
	recovery through	recovery through	recovery through	recovery through	during the period ended
Portfolio	December 1, 2013	December 1, 2014	December 1, 2015	June 1, 2016	June 30, 2013

Lifestyle Aggressive	—	$8,706	$33,406	$14,715	$6,320
Lifestyle Growth	—	5,277	32,094	14,092	—
Lifestyle Balanced	—	5,276	32,096	14,054	—
Lifestyle Moderate	—	5,276	30,451	14,583	—
Lifestyle Conservative	—	5,276	27,378	14,895	—

Amounts recovered by class

Portfolio	Class B

Lifestyle Aggressive	$6,320

The investment management fees incurred for the six months ended June 30, 2013 were equivalent to a net annual effective rate of 0.04% of each of the portfolios’ average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2013, amounted to an annual rate of 0.01% of each of the portfolios’ average daily net assets.

Distribution and service plans. The portfolio has a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolio. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	12b-1 Fee	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least April 30, 2014, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

38	Lifestyle Portfolios | Semiannual report

Accordingly, these fee limitations amounted to the following for Class R4 shares, for the six months ended June 30, 2013:

Class R4
Portfolio	Rule 12b-1 Reimbursement

Lifestyle Aggressive	$4,078
Lifestyle Growth	9,827
Lifestyle Balanced	35,654
Lifestyle Moderate	6,240
Lifestyle Conservative	4,324

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2013:

Lifestyle Aggressive		Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net sales charges	$417,156	$3,130,677	$4,087,357	$1,845,758	$1,861,445
Retained for printing prospectuses,
advertising and sales literature	65,879	502,001	668,659	307,307	312,940
Sales commission to unrelated broker-dealers	338,133	2,586,617	3,369,609	1,508,262	1,506,197
Sales commission to affiliated sales personnel	13,144	42,059	49,089	30,189	42,308

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2013, CDSCs received by the Distributor for Class A, Class B and Class C shares were as follows:

Portfolio	Class A	Class B	Class C

Lifestyle Aggressive	$303	$32,334	$6,340
Lifestyle Growth	5,970	95,243	29,784
Lifestyle Balanced	829	71,778	31,639
Lifestyle Moderate	613	61,842	21,780
Lifestyle Conservative	530	49,440	33,276

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended June 30, 2013 were:

		Distributions and	Transfer	State	Printing and
Portfolio	Share class	service fees	agent fees	registration fees	postage

Lifestyle Aggressive	Class A	$388,010	$224,782	$12,280	$10,129
	Class B	125,926	21,953	6,696	1,859
	Class C	651,772	113,333	7,789	6,825
	Class R1	34,111	1,297	6,592	474
	Class R2	1,821	106	9,064	106
	Class R3	32,860	1,441	6,537	395
	Class R4	13,866	1,171	6,565	324
	Class R5	2,357	1,350	6,373	419
	Class R6	—	377	5,572	289
	Class 1	894,379	—	—	—
	Total	$2,145,102	$365,810	$67,468	$20,820

Semiannual report | Lifestyle Portfolios	39

		Distributions and	Transfer	State	Printing and
Portfolio	Share class	service fees	agent fees	registration fees	postage

Lifestyle Growth	Class A	$1,465,708	$848,387	$31,338	$36,294
	Class B	556,060	96,954	8,419	6,522
	Class C	2,618,252	455,188	14,437	19,957
	Class R1	73,831	2,871	6,802	621
	Class R2	2,921	164	9,282	121
	Class R3	67,364	2,926	6,761	533
	Class R4	32,429	2,802	7,123	457
	Class R5	6,603	4,713	6,866	608
	Class R6	—	988	5,788	216
	Class 1	2,659,488	—	—	—
	Total	$7,482,656	$1,414,993	$96,816	$65,329

Lifestyle Balanced	Class A	$1,710,800	$990,165	$20,224	$32,148
	Class B	555,414	96,794	33,012	5,601
	Class C	3,136,305	545,126	19,059	21,298
	Class R1	63,891	2,527	7,158	438
	Class R2	1,645	97	9,278	22
	Class R3	114,148	5,003	6,581	572
	Class R4	124,787	10,150	8,045	806
	Class R5	9,936	5,669	7,554	526
	Class R6	—	1,065	5,782	220
	Class 1	2,856,304	—	—	—
	Total	$8,573,230	$1,656,596	$116,693	$61,631

Lifestyle Moderate	Class A	$656,925	$380,130	$23,149	$12,081
	Class B	227,058	39,605	7,338	2,263
	Class C	1,546,482	268,902	14,982	10,133
	Class R1	36,108	1,425	6,549	353
	Class R2	860	55	9,274	121
	Class R3	34,836	1,517	6,571	320
	Class R4	20,592	1,769	6,871	291
	Class R5	2,535	1,441	7,416	313
	Class R6	—	551	5,747	163
	Class 1	878,701	—	—	—
	Total	$3,404,097	$695,395	$87,897	$26,038

Lifestyle Conservative	Class A	$742,818	$430,769	$26,486	$12,674
	Class B	248,056	43,239	7,651	2,316
	Class C	1,727,417	300,858	21,646	10,910
	Class R1	35,943	1,360	3,685	345
	Class R2	926	58	9,229	126
	Class R3	37,583	1,637	1,672	316
	Class R4	13,836	1,220	6,810	293
	Class R5	3,172	2,249	2,579	380
	Class R6	—	341	5,796	260
	Class 1	758,825	—	—	—
	Total	$3,568,576	$781,731	$85,554	$27,620

Trustee expenses. The portfolio compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its average daily net assets.

Note 5 — Portfolio share transactions

Transactions in portfolios shares for the six months ended June 30, 2013 and the year ended December 31, 2012 were as follows:

Lifestyle Aggressive
	Six months ended 6-30-13			Year ended 12-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,546,387	$48,948,452	6,546,618	$81,230,963
Distributions reinvested	—	—	189,811	2,441,000
Repurchased	(2,709,275)	(37,406,799)	(6,006,478)	(74,601,304)

Net increase	837,112	$11,541,653	729,951	$9,070,659

Class B shares

Sold	103,006	$1,423,255	238,596	$2,949,711
Distributions reinvested	—	—	5,888	75,895
Repurchased	(209,807)	(2,898,668)	(359,517)	(4,419,877)

Net decrease	(106,801)	($1,475,413)	(115,033)	($1,394,271)

40	Lifestyle Portfolios | Semiannual report

	Six months ended 6-30-13			Year ended 12-31-12
	Shares	Amount	Shares	Amount

Class C shares

Sold	1,069,412	$14,806,475	1,477,006	$18,287,544
Distributions reinvested	—	—	34,428	444,120
Repurchased	(806,766)	(11,183,322)	(2,028,905)	(25,079,212)

Net increase (decrease)	262,646	$3,623,153	(517,471)	($6,347,548)

Class R1 shares

Sold	70,620	$978,388	198,848	$2,431,323
Distributions reinvested	—	—	4,049	52,186
Repurchased	(149,987)	(2,096,808)	(267,568)	(3,279,369)

Net decrease	(79,367)	($1,118,420)	(64,671)	($795,860)

Class R2 shares[1]

Sold	100,737	$1,393,282	8,006	$100,000
Repurchased	(836)	(11,415)	—	—

Net increase	99,901	$1,381,867	8,006	$100,000

Class R3 shares

Sold	84,138	$1,158,509	202,975	$2,501,105
Distributions reinvested	—	—	5,910	75,890
Repurchased	(148,628)	(2,066,497)	(316,823)	(3,900,193)

Net decrease	(64,490)	($907,988)	(107,938)	($1,323,198)

Class R4 shares

Sold	63,517	$874,016	470,635	$5,762,193
Distributions reinvested	—	—	7,398	94,846
Repurchased	(274,326)	(3,823,604)	(558,684)	(6,943,072)

Net decrease	(210,809)	($2,949,588)	(80,651)	($1,086,033)

Class R5 shares

Sold	106,471	$1,458,816	417,659	$5,182,054
Distributions reinvested	—	—	9,200	118,042
Repurchased	(117,010)	(1,618,987)	(842,458)	(10,587,042)

Net decrease	(10,539)	($160,171)	(415,599)	($5,286,946)

Class R6 shares

Sold	118,601	$1,654,700	179,670	$2,262,958
Distributions reinvested	—	—	2,404	30,777
Repurchased	(27,942)	(392,236)	(22,990)	(285,963)

Net increase	90,659	$1,262,464	159,084	$2,007,772

Class 1 shares

Sold	4,701,032	$64,552,358	4,755,717	$58,815,078
Distributions reinvested	—	—	3,976,367	50,897,498
Repurchased	(7,080,975)	(97,815,376)	(28,314,394)	(351,650,872)

Net decrease	(2,379,943)	($33,263,018)	(19,582,310)	($241,938,296)

Total net decrease	(1,561,631)	($22,065,461)	(19,986,632)	($246,993,721)

Lifestyle Growth
	Six months ended 6-30-13			Year ended 12-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	12,550,394	$180,211,165	21,617,347	282,729,682
Distributions reinvested	—	—	1,047,720	14,102,737
Repurchased	(7,104,155)	(102,205,170)	(15,385,999)	(201,129,161)

Net increase	5,446,239	$78,005,995	7,279,068	$95,703,258

Class B shares
Sold	353,655	$5,075,693	1,428,655	$18,526,780
Distributions reinvested	—	—	72,488	978,594
Repurchased	(653,375)	(9,388,098)	(1,315,668)	(17,132,556)

Net increase (decrease)	(299,720)	($4,312,405)	185,475	$2,372,818

Semiannual report | Lifestyle Portfolios	41

	Six months ended 6-30-13			Year ended 12-31-12
	Shares	Amount	Shares	Amount
Class C shares

Sold	4,560,710	$65,335,971	6,989,144	$91,188,127
Distributions reinvested	—	—	331,572	4,469,588
Repurchased	(3,288,046)	(47,217,170)	(6,714,814)	(87,411,788)

Net increase	1,272,664	18,118,801	605,902	$8,245,927

Class R1 shares

Sold	224,896	$3,243,975	527,633	$6,872,767
Distributions reinvested	—	—	15,702	212,144
Repurchased	(266,809)	(3,871,036)	(439,681)	(5,699,950)

Net increase (decrease)	(41,913)	($627,061)	103,654	$1,384,961

Class R2 shares[1]

Sold	351,887	$5,125,001	7,663	$100,000
Repurchased	(5,997)	($87,517)	—	—

Net increase	345,890	$5,037,484	7,663	$100,000

Class R3 shares

Sold	292,348	$4,194,598	348,629	$4,518,692
Distributions reinvested	—	—	19,624	263,747
Repurchased	(183,005)	(2,649,448)	(785,497)	(10,143,064)
Net increase (decrease)	109,343	$1,545,150	(417,244)	($5,360,625)

Class R4 shares

Sold	242,332	$3,498,172	1,207,245	$15,441,879
Distributions reinvested	—	—	25,659	344,864
Repurchased	(259,125)	(3,709,026)	(1,209,750)	(15,997,180)

Net increase (decrease)	(16,793)	($210,854)	23,154	($210,437)

Class R5 shares

Sold	284,965	$4,089,091	1,317,356	$17,284,507
Distributions reinvested	—	—	46,280	622,462
Repurchased	(448,100)	(6,523,077)	(1,219,079)	(16,168,117)

Net increase (decrease)	(163,135)	($2,433,986)	144,557	$1,738,852

Class R6 shares

Sold	641,543	$9,241,158	253,307	$3,395,751
Distributions reinvested	—	—	5,232	70,109
Repurchased	(52,097)	(755,506)	(10,608)	(141,624)

Net increase	589,446	$8,485,652	247,931	$3,324,236

Class 1 shares

Sold	10,654,202	$152,032,613	11,077,067	$144,086,192
Distributions reinvested	—	—	15,752,228	211,079,854
Repurchased	(16,354,594)	(235,231,601)	(66,902,791)	(877,159,860)

Net decrease	(5,700,392)	($83,198,988)	(40,073,496)	($521,993,814)

Class 5 shares

Sold	751,096	$10,747,716	1,378,974	$17,921,927
Distributions reinvested	—	—	223,661	2,992,587
Repurchased	(58,848)	(831,955)	(400,947)	(5,237,765)

Net increase	692,248	$9,915,761	1,201,688	$15,676,749

Total net increase (decrease)	2,233,877	$30,325,549	(30,691,648)	($399,018,075)

Lifestyle Balanced
	Six months ended 6-30-13			Year ended 12-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	16,142,859	$229,824,815	29,799,585	$393,896,550
Distributions reinvested	323,806	4,598,922	1,648,142	22,203,029
Repurchased	(7,935,511)	(112,947,238)	(16,076,799)	(212,815,312)

Net increase	8,531,154	$121,476,499	15,370,928	$203,284,267

42	Lifestyle Portfolios | Semiannual report

	Six months ended 6-30-13			Year ended 12-31-12
	Shares	Amount	Shares	Amount
Class B shares

Sold	387,425	$5,486,155	1,870,452	$424,518,316
Distributions reinvested	3,220	45,590	117,766	1,591,417
Repurchased	(496,933)	(7,061,747)	(1,002,770)	(13,220,061)

Net increase (decrease)	(106,288)	($1,530,002)	985,448	412,889,672

Class C shares

Sold	6,676,510	$94,957,791	10,170,971	$134,241,530
Distributions reinvested	22,639	321,019	648,794	8,772,999
Repurchased	(3,227,343)	(45,948,820)	(7,790,575)	(102,765,426)

Net increase	3,471,806	$49,329,990	3,029,190	$40,249,103

Class R1 shares

Sold	140,111	$1,987,102	510,563	$6,683,784
Distributions reinvested	2,103	29,766	19,161	257,539
Repurchased	(215,460)	(3,073,441)	(581,101)	(7,660,314)

Net decrease	(73,246)	($1,056,573)	(51,377)	($718,991)

Class R2 shares[1]

Sold	156,595	$2,249,598	7,605	$100,000
Distributions reinvested	298	4,212	—	—
Repurchased	(3,671)	(52,992)	—	—

Net increase	153,222	$2,200,818	7,605	$100,000

Class R3 shares

Sold	372,341	$5,281,143	788,988	$10,363,332
Distributions reinvested	7,075	100,273	57,078	767,299
Repurchased	(345,261)	(4,965,235)	(1,350,324)	(17,819,887)

Net increase (decrease)	34,155	$416,181	(504,258)	($6,689,256)

Class R4 shares

Sold	600,809	$8,549,691	6,336,522	$83,595,716
Distributions reinvested	24,690	349,966	126,337	1,697,241
Repurchased	(728,656)	(10,314,778)	(3,411,704)	(45,323,645)

Net increase (decrease)	(103,157)	($1,415,121)	3,051,155	$39,969,312

Class R5 shares

Sold	377,191	$5,372,382	1,450,309	$19,171,138
Distributions reinvested	16,468	233,779	80,278	1,077,660
Repurchased	(467,304)	(6,641,256)	(2,067,688)	(27,326,993)

Net decrease	(73,645)	($1,035,095)	(537,101)	($7,078,195)

Class R6 shares

Sold	640,341	$9,103,098	353,784	$4,657,544
Distributions reinvested	4,320	61,050	6,223	83,976
Repurchased	(97,111)	(1,390,129)	(23,203)	(310,274)

Net increase	547,550	$7,774,019	336,804	$4,431,246

Class 1 shares

Sold	14,674,770	$207,481,542	34,176,951	$448,550,959
Distributions reinvested	5,097,915	72,064,461	22,417,405	299,880,075
Repurchased	(15,392,089)	(217,886,430)	(51,222,941)	(676,975,779)

Net increase	4,380,596	$61,659,573	5,371,415	$71,455,255

Class 5 shares

Sold	721,026	$10,238,898	1,434,898	$18,976,047
Distributions reinvested	43,755	618,734	163,876	2,194,885
Repurchased	(136,157)	(1,939,616)	(256,469)	(3,317,908)

Net increase	628,624	$8,918,016	1,342,305	$17,853,024

Total net increase	17,390,771	$246,738,305	28,402,114	$375,745,437

Semiannual report | Lifestyle Portfolios	43

Lifestyle Moderate
	Six months ended 6-30-13			Year ended 12-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,712,563	$106,309,230	12,585,088	$164,396,424
Distributions reinvested	220,381	3,013,656	788,832	10,431,025
Repurchased	(3,265,744)	(44,965,736)	(7,794,657)	(101,628,949)

Net increase	4,667,200	$64,357,150	5,579,263	$73,198,500

Class B shares

Sold	202,705	$2,775,336	877,166	$11,392,653
Distributions reinvested	9,665	132,005	63,761	843,884
Repurchased	(298,943)	(4,112,714)	(408,443)	(5,320,085)

Net increase (decrease)	(86,573)	($1,205,373)	532,484	$6,916,452

Class C shares

Sold	4,034,397	$55,561,455	6,493,158	$84,644,883
Distributions reinvested	74,609	1,019,638	438,826	5,811,808
Repurchased	(1,987,123)	(27,386,773)	(3,837,488)	(50,036,708)

Net increase	2,121,883	$29,194,320	3,094,496	$40,419,983

Class R1 shares

Sold	142,729	$1,955,950	334,547	$4,340,072
Distributions reinvested	2,833	38,706	12,333	163,215
Repurchased	(156,662)	(2,157,417)	(204,333)	(2,654,134)

Net increase (decrease)	(11,100)	($162,761)	142,547	$1,849,153

Class R2 shares[1]

Sold	76,185	$1,052,896	7,716	$100,000
Distributions reinvested	206	2,799	—	—
Repurchased	(1,513)	(20,889)	—	—

Net increase	74,878	$1,034,806	7,716	$100,000

Class R3 shares

Sold	195,968	$2,704,382	260,175	$3,374,916
Issued in reorganization	—	—	—	—
Distributions reinvested	4,323	58,985	20,123	265,626
Repurchased	(126,032)	(1,742,853)	(376,016)	(4,863,415)

Net increase (decrease)	74,259	$1,020,514	(95,718)	($1,222,873)

Class R4 shares

Sold	275,457	$3,754,227	570,862	$7,382,594
Distributions reinvested	6,762	92,212	23,965	315,915
Repurchased	(169,319)	(2,321,042)	(418,916)	(5,497,168)

Net increase	112,900	$1,525,397	175,911	$2,201,341

Class R5 shares

Sold	244,312	$3,375,073	416,723	$5,420,537
Distributions reinvested	6,724	91,683	27,676	363,887
Repurchased	(131,712)	(1,813,707)	(989,460)	(12,870,594)

Net increase (decrease)	119,324	$1,653,049	(545,061)	($7,086,170)

Class R6 shares[2]

Sold	325,833	$4,454,284	132,468	$1,768,610
Distributions reinvested	3,194	43,485	1,723	22,882
Repurchased	(54,409)	(747,070)	(14,137)	(189,742)

Net increase	274,618	$3,750,699	120,054	$1,601,750

Class 1 shares

Sold	5,621,869	$77,061,972	13,540,901	$175,499,000
Distributions reinvested	2,399,981	32,749,494	8,662,040	114,126,515
Repurchased	(6,587,976)	(90,513,284)	(15,429,208)	(201,695,879)

Net increase	1,433,874	$19,298,182	6,773,733	$87,929,636

44	Lifestyle Portfolios | Semiannual report

	Six months ended 6-30-13			Year ended 12-31-12
	Shares	Amount	Shares	Amount
Class 5 shares

Sold	260,617	$3,576,278	887,000	$11,536,611
Distributions reinvested	29,607	403,536	93,554	1,232,491
Repurchased	(81,541)	(1,128,882)	(276,740)	(3,573,141)

Net increase	208,683	$2,850,932	703,814	9,195,961

Total net increase	8,989,946	$123,316,915	16,489,239	$215,103,733

Lifestyle Conservative
	Six months ended 6-30-13			Year ended 12-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,867,797	$107,529,008	16,485,132	$218,406,695
Distributions reinvested	327,550	4,422,834	1,019,305	13,597,012
Repurchased	(5,018,918)	(68,545,464)	(9,311,796)	(122,976,803)

Net increase	3,176,429	$43,406,378	8,192,641	$109,026,904

Class B shares

Sold	328,914	$4,484,097	1,085,716	$14,340,232
Distributions reinvested	17,235	232,615	75,238	1,004,631
Repurchased	(293,885)	(4,015,945)	(475,249)	(6,288,066)

Net increase	52,264	$700,767	685,705	$9,056,797

Class C shares

Sold	5,004,500	$68,252,229	8,677,376	$114,808,866
Distributions reinvested	131,444	1,772,124	533,856	7,123,334
Repurchased	(3,110,681)	(42,382,313)	(4,407,940)	(58,316,268)

Net increase	2,025,263	$27,642,040	4,803,292	$63,615,932

Class R1 shares

Sold	133,710	$1,820,943	355,693	$4,723,573
Distributions reinvested	4,422	59,697	15,971	213,057
Repurchased	(132,189)	(1,809,967)	(207,657)	(2,757,838)

Net increase	5,943	$70,673	164,007	$2,178,792

Class R2 shares[1]

Sold	55,459	$756,868	7,622	$100,000
Distributions reinvested	316	4,250	—	—
Repurchased	(2,417)	(32,945)	—	—

Net increase	53,358	$728,173	7,622	$100,000

Class R3 shares

Sold	205,130	$2,803,002	332,721	$4,381,713
Distributions reinvested	6,867	92,489	24,838	330,471
Repurchased	(122,123)	(1,664,187)	(355,405)	(4,671,166)

Net increase	89,874	$1,231,304	2,154	$41,018

Class R4 shares

Sold	270,090	$3,694,265	498,780	$6,562,898
Distributions reinvested	6,805	91,655	22,529	299,530
Repurchased	(90,292)	(1,228,371)	(611,503)	(8,087,876)

Net increase (decrease)	186,603	$2,557,549	(90,194)	($1,225,448)

Class R5 shares

Sold	327,981	$4,493,398	943,275	$12,427,797
Distributions reinvested	12,572	169,660	40,401	537,917
Repurchased	(270,113)	(3,706,985)	(1,115,453)	(14,626,308)

Net increase (decrease)	70,440	$956,073	(131,777)	($1,660,594)

Class R6 shares

Sold	167,546	$2,288,308	125,404	$1,659,520
Distributions reinvested	2,363	31,799	2,732	36,576
Repurchased	(45,938)	(629,795)	(15,458)	(207,702)

Net increase	123,971	$1,690,312	112,678	$1,488,394

Semiannual report | Lifestyle Portfolios	45

	Six months ended 6-30-13			Year ended 12-31-12
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	2,318,377	$31,726,421	25,753,594	$341,811,558
Distributions reinvested	2,572,094	34,701,817	8,441,260	112,325,015
Repurchased	(15,282,990)	(208,136,199)	(12,200,592)	(162,035,261)

Net increase (decrease)	(10,392,519)	(141,707,961)	21,994,262	292,101,312

Total net increase (decrease)	(4,608,374)	($62,724,692)	35,740,390	$474,723,107

[1] The inception date for Class R2 shares is 3-1-12.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on June 30, 2013.

Portfolio	Class	% by Class

Lifestyle Aggressive	R2	7%
Lifestyle Aggressive	R6	3%
Lifestyle Growth	R2	2%
Lifestyle Growth	R6	1%
Lifestyle Balanced	R2	5%
Lifestyle Balanced	R6	1%
Lifestyle Moderate	R2	9%
Lifestyle Moderate	R6	2%
Lifestyle Conservative	R2	13%
Lifestyle Conservative	R6	3%

The affiliates of the Trust owned 100% of shares of beneficial interest of Class 1 of each portfolio and 100% of Class 5 for Lifestyle Growth, Lifestyle Balanced and Lifestyle Moderate on June 30, 2013.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended June 30, 2013:

Portfolio	Purchases	Sales

Lifestyle Aggressive	$307,047,726	$331,204,803
Lifestyle Growth	987,451,686	926,065,778
Lifestyle Balanced	1,142,651,870	896,757,176
Lifestyle Moderate	373,945,220	251,388,958
Lifestyle Conservative	266,425,742	328,570,919

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended June 30, 2013, the following portfolios held 5% or more of an underlying fund’s net assets:

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive
John Hancock Funds II
All Cap Core	21.1%
All Cap Value	11.8%
Alpha Opportunities	17.0%
Blue Chip Growth	9.4%
Capital Appreciation	9.3%
Capital Appreciation Value	8.8%
China Emerging Leaders	16.3%
Currency Strategies	7.0%
Emerging Markets	13.9%
Equity-Income	8.3%
Fundamental Global Franchise	9.0%
Fundamental Large Cap Value	13.5%
Fundamental Value	14.7%
Global Equity	11.7%
Global Real Estate	7.9%
Health Sciences	13.5%
Heritage	17.3%
International Growth Opportunities	10.3%
International Growth Stock	15.0%
International Small Cap	12.5%
International Small Company	15.4%
International Value	11.1%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive (continued)
Mid Cap Stock	10.6%
Mid Cap Value Equity	19.1%
Mid Value	15.0%
Mutual Shares	15.6%
Natural Resources	9.9%
Real Estate Equity	8.9%
Redwood	7.2%
Science & Technology	14.8%
Small Cap Growth	15.2%
Small Cap Opportunities	6.9%
Small Cap Value	17.5%
Small Company Growth	17.5%
Small Company Value	10.5%
Smaller Company Growth	17.5%
Technical Opportunities	15.9%
U.S. Equity	7.9%
Value	15.6%
John Hancock Funds III
International Core	8.5%
International Value Equity	15.0%
Rainier Growth	6.8%
Strategic Growth	14.1%

46

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive (continued)
John Hancock Investment Trust
Small Cap Intrinsic Value	14.4%
Lifestyle Growth
John Hancock Funds II
Active Bond	10.6%
All Cap Core	50.5%
All Cap Value	30.9%
Alpha Opportunities	41.6%
Asia Total Return Bond	19.6%
Blue Chip Growth	25.3%
Capital Appreciation	25.0%
Capital Appreciation Value	32.3%
China Emerging Leaders	38.9%
Currency Strategies	21.9%
Emerging Markets Debt	21.4%
Emerging Markets	32.5%
Equity-Income	22.3%
Floating Rate Income	11.0%
Fundamental Global Franchise	31.7%
Fundamental Large Cap Value	36.6%
Fundamental Value	34.6%
Global Bond	9.4%
Global Equity	30.7%
Global High Yield	18.4%
Global Real Estate	26.6%
Health Sciences	36.4%
Heritage	44.0%
High Income	24.7%
High Yield	11.5%
International Growth Opportunities	24.4%
International Growth Stock	35.7%
International Small Cap	27.7%
International Small Company	34.4%
International Value	26.4%
Mid Cap Stock	27.0%
Mid Cap Value Equity	47.7%
Mid Value	37.9%
Mutual Shares	41.6%
Natural Resources	23.9%
Real Estate Equity	27.4%
Real Return Bond	10.0%
Redwood	22.1%
Science & Technology	39.3%
Short Duration Credit Opportunities	13.9%
Small Cap Growth	31.5%
Small Cap Opportunities	14.4%
Small Cap Value	36.4%
Small Company Growth	35.9%
Small Company Value	21.7%
Smaller Company Growth	36.2%
Spectrum Income	14.6%
Strategic Income Opportunities	5.5%
Technical Opportunities	42.1%
Total Return	7.1%
U.S. Equity	29.0%
U.S. High Yield Bond	17.5%
Value	39.6%
John Hancock Funds III
Global Shareholder Yield	11.4%
International Core	20.0%
International Value Equity	36.2%
Rainier Growth	18.1%
Strategic Growth	38.2%
John Hancock Investment Trust
Small Cap Intrinsic Value	29.9%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced
John Hancock Funds II
Active Bond	31.7%
All Cap Core	28.4%
All Cap Value	26.5%
Alpha Opportunities	26.6%
Asia Total Return Bond	37.6%
Blue Chip Growth	20.1%
Capital Appreciation	19.8%
Capital Appreciation Value	30.6%
China Emerging Leaders	27.5%
Core Bond	33.8%
Currency Strategies	27.3%
Emerging Markets Debt	33.1%
Emerging Markets	23.7%
Equity-Income	17.7%
Floating Rate Income	24.9%
Fundamental Global Franchise	32.2%
Fundamental Large Cap Value	29.5%
Fundamental Value	24.3%
Global Bond	34.0%
Global Equity	29.5%
Global High Yield	32.4%
Global Real Estate	31.7%
Health Sciences	33.3%
Heritage	31.2%
High Income	40.9%
High Yield	20.7%
International Growth Opportunities	20.1%
International Growth Stock	29.5%
International Small Cap	20.9%
International Small Company	26.3%
International Value	21.6%
Investment Quality Bond	21.6%
Mid Cap Stock	18.8%
Mid Cap Value Equity	33.2%
Mid Value	26.4%
Mutual Shares	33.3%
Natural Resources	24.2%
Real Estate Equity	29.9%
Real Return Bond	28.1%
Redwood	24.1%
Science & Technology	30.0%
Short Duration Credit Opportunities	38.3%
Small Cap Growth	26.1%
Small Cap Opportunities	11.6%
Small Cap Value	29.8%
Small Company Growth	28.9%
Small Company Value	17.8%
Smaller Company Growth	29.3%
Spectrum Income	41.5%
Strategic Income Opportunities	12.2%
Technical Opportunities	24.5%
Total Return	21.3%
U.S. Equity	27.8%
U.S. High Yield Bond	31.3%
Value	27.8%
John Hancock Funds III
Global Shareholder Yield	12.0%
International Core	16.5%
International Value Equity	30.4%
Rainier Growth	14.4%
Strategic Growth	30.4%
John Hancock Investment Trust
Small Cap Intrinsic Value	23.9%

Semiannual report | Lifestyle Portfolios	47

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Moderate
John Hancock Funds II
Active Bond	20.6%
All Cap Value	8.6%
Alpha Opportunities	6.2%
Asia Total Return Bond	16.1%
Capital Appreciation Value	8.7%
Core Bond	22.1%
Currency Strategies	9.1%
Emerging Markets Debt	16.0%
Equity-Income	5.8%
Floating Rate Income	12.1%
Fundamental Global Franchise	8.1%
Fundamental Large Cap Value	9.1%
Fundamental Value	6.4%
Global Bond	16.7%
Global Equity	7.6%
Global High Yield	14.0%
Global Real Estate	8.7%
High Income	17.3%
High Yield	8.8%
International Growth Stock	6.4%
International Small Company	5.8%
Investment Quality Bond	19.7%
Mid Value	7.8%
Natural Resources	5.7%
Real Estate Equity	9.8%
Real Return Bond	11.3%
Redwood	8.4%
Short Duration Credit Opportunities	15.4%
Small Cap Growth	7.0%
Small Cap Value	7.9%
Small Company Growth	7.7%
Smaller Company Growth	8.0%
Spectrum Income	16.6%
Strategic Income Opportunities	5.0%
Total Return	13.9%
U.S. Equity	7.3%
U.S. High Yield Bond	13.4%
John Hancock Funds III
International Value Equity	6.4%
Strategic Growth	6.9%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Conservative
John Hancock Funds II
Active Bond	22.9%
Asia Total Return Bond	16.0%
Core Bond	30.2%
Currency Strategies	8.3%
Emerging Markets Debt	18.9%
Floating Rate Income	12.8%
Fundamental Value	5.4%
Global Bond	20.5%
Global Equity	5.6%
Global High Yield	13.1%
Global Real Estate	6.4%
High Income	16.1%
High Yield	8.2%
Investment Quality Bond	43.9%
Real Estate Equity	8.9%
Real Return Bond	18.1%
Redwood	8.4%
Short Duration Credit Opportunities	15.8%
Short Term Government Income	68.5%
Small Cap Growth	6.2%
Spectrum Income	17.0%
Strategic Income Opportunities	5.1%
Total Return	15.4%
U.S. High Yield Bond	12.4%

48	Lifestyle Portfolios | Semiannual report

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Funds II (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements (the “Subadvisory Agreements”) with respect to each of the portfolios of the Trust included in this report (the “Funds” or the “Fund of Funds”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (the “Advisor”) and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a “Subadvisor” and collectively, the “Subadvisors”) with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meeting a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for relevant indices; with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Funds by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

Semiannual report | Lifestyle Portfolios	49

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e) the financial condition of the Advisor and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Funds’ performance;

(b) considered the comparative performance of each Fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being reasonably addressed and/or monitored.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses, as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

50	Lifestyle Portfolios | Semiannual report

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisor;

(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the Underlying Portfolios in which the Funds may invest; and

(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for certain of the underlying portfolios it advises in which each Fund of Funds may invest and for each of the other John Hancock open-end funds (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.0150% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, and index funds of the Trust, John Hancock Variable Insurance Trust and the John Hancock closed-end funds.);

(b) reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c) considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

Semiannual report | Lifestyle Portfolios	51

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and the unaffiliated Subadvisor.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations, as well as material litigation, and any settlements and remedial actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. With respect to each Fund, the Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor that is not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the unaffiliated Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of such Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisor) of any material relationships with respect to the unaffiliated Subadvisor, which include arrangements in which unaffiliated subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third-party provider of mutual fund data. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

52	Lifestyle Portfolios | Semiannual report

The Board’s decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1) Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks and each Fund’s overall performance is satisfactory, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being reasonably addressed and/or monitored);

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Noted that the subadvisory fees are paid by the Advisor, and that the fee structure for each of the Funds contains breakpoints at the advisory fee level.

In addition, the Trustees reviewed the subadvisory fee to be paid to each Subadvisor for the Fund of Funds and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreements for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

Semiannual report | Lifestyle Portfolios	53

Appendix A

Portfolio	Performance of Trust,	Fees and Expenses	Comments
(Subadvisor)	as of December 31, 2012

JHF II Lifestyle	Benchmark Index — The	Net management fees for this	The Board took into account
Aggressive Portfolio	Fund outperformed for the	Fund are higher than the peer	management’s discussion
	one-year period and under-	group median.	of the Fund’s performance,
John Hancock Asset	performed for the three- and		including the differences in
Management a division	five-year periods.	Total expenses for this Fund	investment allocations from
of Manulife Asset		are lower than the peer	the peer group that contributed
Management (North	Lipper Category — The Fund	group median.	to relative underperformance,
America) Limited	outperformed the average for		and the favorable performance
	the one-year period and under-		relative to its benchmark
John Hancock Asset	performed the average for the		index and peer group for
Management a division	three- and five-year periods.		the one-year period.
of Manulife Asset
Management (US) LLC			The Board took into account
management’s discussion of
QS Investors, LLC			the Fund’s expenses.

JHF II Lifestyle	Benchmark Index — The	Net management fees for this	The Board took into account
Balanced Portfolio	Fund outperformed for the	Fund are lower than the peer	management’s discussion
	one-year period and under-	group median.	of the Fund’s performance
John Hancock Asset	performed for the three- and		relative to its benchmark and
Management a division	five-year periods.	Total expenses for this Fund	peer group, including the
of Manulife Asset		are lower than the peer	favorable performance of
Management (North	Lipper Category — The Fund	group median.	the Fund relative to its peer
America) Limited	outperformed the average for		group for the one-, three-
	the one-, three- and five-year		and five- year periods.
John Hancock Asset	periods.
Management a division
of Manulife Asset
Management (US) LLC

QS Investors, LLC

JHF II Lifestyle	Benchmark Index — The Fund	Net management fees for this
Conservative Portfolio	outperformed for the one-,	Fund are lower than the peer
	three- and five-year periods.	group median.
John Hancock Asset
Management a division	Lipper Category — The Fund	Total expenses for this Fund
of Manulife Asset	outperformed the average	are lower than the peer
Management (North	for the one-, three- and	group median.
America) Limited	five-year periods.

John Hancock Asset
Management a division
of Manulife Asset
Management (US) LLC

QS Investors, LLC

54	Lifestyle Portfolios | Semiannual report

Portfolio	Performance of Trust,	Fees and Expenses	Comments
(Subadvisor)	as of December 31, 2012

JHF II Lifestyle	Benchmark Index — The	Net management fees for this	The Board took into account
Growth Portfolio	Fund outperformed for the	Fund are higher than the peer	management’s discussion of
	one-year period and under-	group median.	the Fund’s performance, includ-
John Hancock Asset	performed for the three- and		ing relative to the benchmark
Management a division	five-year periods.	Total expenses for this	index and its peer group and
of Manulife Asset		Fund are lower than the	any differences in investment
Management (North	Lipper Category — The	peer group median.	strategies from those of the peer
America) Limited	Fund outperformed the		group. The Board also noted the
	average for the one- and		Fund’s favorable performance
John Hancock Asset	five-year periods and under-		relative to its peer group for the
Management a division	performed the average for the		one- and five-year periods and
of Manulife Asset	three-year period.		its benchmark index for the
Management (US) LLC			one-year period.

QS Investors, LLC

JHF II Lifestyle	Benchmark Index — The	Net management fees for this
Moderate Portfolio	Fund outperformed for the	Fund are lower than the peer
	one- and three-year periods	group median.
John Hancock Asset	and underperformed for the
Management a division	five-year period.	Total expenses for this
of Manulife Asset		Fund are lower than the
Management (North	Lipper Category — The	peer group median.
America) Limited	Fund outperformed the
average for the one- , three-
John Hancock Asset	and five-year periods.
Management a division
of Manulife Asset
Management (US) LLC

QS Investors, LLC

Semiannual report | Lifestyle Portfolios	55

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisors
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	John Hancock Asset Management a division of
Grace K. Fey	Manulife Asset Management (North America) Limited
Theron S. Hoffman*
Deborah C. Jackson	QS Investors, Inc. (Subadvisor Consultant)
Hassell H. McClellan
Gregory A. Russo	Principal distributor
Warren A. Thomson†	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
Executive Vice President
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The portfolios’ proxy voting policies and procedures, as well as the portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other fund details available on our website at jhfunds.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

56	Lifestyle Portfolios | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhfunds.com

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LSSA 6/13
8/13

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: August 20, 2013

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 20, 2013